united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management

investment companies

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

March 31, 2023

TIMOTHY PLAN FAMILY OF FUNDS

SEMI-ANNUAL REPORT | 1

Section 1 | Fund Profiles

AS OF MARCH 31, 2023 (UNAUDITED)

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)

Banking	15.3%
Exchange Traded Fund	11.1%
Oil & Gas Producers	6.7%
REITs	6.1%
Machinery	5.4%
Chemicals	4.8%
Food	3.6%
Electric Utilities	3.6%
Home Construction	3.6%
Institutional Financial Services	3.5%
Other Assets Less Liabilities - Net	36.3%
100.0%

Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	18.2%
Semiconductors	16.4%
Medical Equipment & Devices	6.5%
Money Market Fund	6.4%
Software	6.3%
Oil & Gas Producers	5.2%
Retail - Discretionary	4.5%
Food	4.4%
Diversified Industrials	4.0%
Electric Utilities	3.8%
Other Assets Less Liabilities - Net	24.3%
100.0%

Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)

Medical Equipment & Devices	10.5%
Apparel & Textile Products	10.5%
Semiconductors	10.3%
Software	10.1%
Machinery	6.8%
Oil & Gas Producers	6.0%
Healthcare Facilities & Services	5.5%
Money Market Fund	5.3%
Renewable Energy	4.3%
Biotech & Pharma	4.2%
Other Assets Less Liabilities - Net	26.5%
100.0%

Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	16.0%
Semiconductors	13.2%
Software	7.4%
Medical Equipment & Devices	7.1%
Electrical Equipment	5.4%
Technology Hardware	4.3%
Biotech & Pharma	4.2%
Money Market Fund	4.2%
Retail - Consumer Staples	3.7%
Chemicals	3.3%
Other Assets Less Liabilities - Net	31.2%
100.0%

FUND PROFILE (UNAUDITED)

SEMI-ANNUAL REPORT | 2

Growth & Income Fund

Top Ten Industries
(% of Net Assets)

U.S. Government & Agencies	44.6%
Exchange Traded Funds	44.2%
Corporate Bonds	8.1%
Non U.S. Government & Agencies	0.6%
Money Market Fund	0.1%
Other Assets Less Liabilities - Net	2.4%
100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)

U.S. Government & Agencies	56.6%
Corporate Bonds	23.9%
Exchange Traded Fund	14.9%
Non U.S. Government & Agencies	2.1%
Money Market Fund	1.9%
Other Assets Less Liabilities - Net	0.6%
100.0%

High Yield Bond Fund

Top Ten Industries
(% of Net Assets)

Corporate Bonds	81.4%
Exchange Traded Fund	16.1%
Money Market Fund	1.3%
Other Assets Less Liabilities - Net	1.2%
100.0%

International Fund

Top Ten Industries
(% of Net Assets)

Banking	10.3%
Medical Equipment & Devices	7.9%
Money Market Fund	6.1%
Insurance	5.5%
Machinery	5.4%
Semiconductors	5.2%
Engineering & Construction	4.6%
Oil & Gas Producers	4.5%
Technology Services	3.6%
Institutional Financial Services	3.5%
Other Assets Less Liabilities - Net	43.4%
100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)

Banking	17.7%
Software	12.9%
Real Estate Owners & Developers	10.4%
Oil & Gas Producers	8.7%
Semiconductors	6.5%
Aerospace & Defense	4.8%
Insurance	4.2%
Money Market Fund	3.6%
Electric Utilities	3.2%
Chemicals	2.7%
Other Assets Less Liabilities - Net	25.3%
100.0%

FUND PROFILE (UNAUDITED)

SEMI-ANNUAL REPORT | 3

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)

U.S. Government & Agencies	22.1%
REITs	18.8%
Precious Metals - Physical Holding	15.4%
Exchange Traded Funds	10.1%
Oil & Gas Producers	6.1%
Closed End Fund	6.1%
Metals & Mining	5.3%
Money Market Fund	4.1%
Chemicals	2.3%
Machinery	1.8%
Other Assets Less Liabilities - Net	7.9%
100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	62.3%
Open End Funds	35.1%
Money Market Fund	2.5%
Other Assets Less Liabilities - Net	0.1%
100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)

Open End Funds	49.6%
Exchange Traded Funds	47.8%
Money Market Fund	2.1%
Other Assets Less Liabilities - Net	0.5%
100.0%

FUND PROFILE (UNAUDITED)

SEMI-ANNUAL REPORT | 4

Section 2 | Schedule of Investments

MARCH 31, 2023 (UNAUDITED)

Small Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 86.5%
	AEROSPACE & DEFENSE — 1.9%
31,382	Moog, Inc., Class A	$3,161,737

	AUTOMOTIVE — 1.0%
36,330	Methode Electronics, Inc.	1,594,160

	BANKING — 15.3%
86,891	Atlantic Union Bankshares Corporation	3,045,529
15,943	Banner Corporation	866,821
32,315	City Holding Company	2,936,786
78,438	First Bancorp	2,786,118
41,036	National Bank Holdings Corporation, Class A	1,373,065
71,754	Provident Financial Services, Inc.	1,376,242
91,855	Renasant Corporation	2,808,926
85,393	Sandy Spring Bancorp, Inc.	2,218,510
120,235	Seacoast Banking Corp of Florida	2,849,570
49,350	Triumph Bancorp, Inc.(a)	2,865,261
96,305	Veritex Holdings, Inc.	1,758,529
		24,885,357
	BIOTECH & PHARMA — 2.0%
51,213	Prestige Consumer Healthcare, Inc.(a)	3,207,470

	CHEMICALS — 4.8%
33,838	Avient Corporation	1,392,772
161,971	Ecovyst, Inc.(a)	1,789,780
15,172	Innospec, Inc.	1,557,709
29,012	Stepan Company	2,989,107
		7,729,368
	ELECTRIC UTILITIES — 3.6%
69,195	Avista Corporation	2,937,328
51,766	NorthWestern Corporation	2,995,181
		5,932,509
	ENGINEERING & CONSTRUCTION — 1.7%
19,520	Comfort Systems USA, Inc.	2,849,139

	FOOD — 3.6%
121,233	Hostess Brands, Inc.(a)	3,016,277
19,541	J & J Snack Foods Corporation	2,896,367
		5,912,644

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 5

Small Cap Value Fund

Shares		Fair Value
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
18,481	UFP Industries, Inc.	$1,468,685

	HEALTH CARE FACILITIES & SERVICES — 1.8%
108,988	Patterson Companies, Inc.	2,917,609

	HOME CONSTRUCTION — 3.6%
48,515	Century Communities, Inc.	3,101,078
32,004	Masonite International Corporation(a)	2,905,003
		6,006,081
	HOUSEHOLD PRODUCTS — 0.9%
38,384	Central Garden & Pet Company, Class A(a)	1,499,663

	INDUSTRIAL INTERMEDIATE PROD — 1.0%
38,788	AZZ, Inc.	1,599,617

	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
68,387	Moelis & Company, Class A	2,628,796
21,303	Piper Sandler Cos	2,952,809
		5,581,605
	INSURANCE — 2.1%
33,923	AMERISAFE, Inc.	1,660,531
51,270	BRP Group, Inc., Class A(a)	1,305,334
24,156	Skyward Specialty Insurance Group, Inc.(a)	528,292
		3,494,157
	LEISURE FACILITIES & SERVICES — 2.7%
43,441	Chuy’s Holdings, Inc.(a)	1,557,360
37,161	Papa John’s International, Inc.	2,784,474
		4,341,834
	MACHINERY — 5.4%
16,348	Alamo Group, Inc.	3,010,648
31,618	Albany International Corporation, Class A	2,825,384
53,903	Federal Signal Corporation	2,922,082
		8,758,114
	MEDICAL EQUIPMENT & DEVICES — 3.5%
49,499	Avanos Medical, Inc.(a)	1,472,100
27,667	CONMED Corporation	2,873,494
19,447	Merit Medical Systems, Inc.(a)	1,438,106
		5,783,700
	METALS & MINING — 2.0%
9,948	Encore Wire Corporation	1,843,662
69,005	Livent Corporation(a)	1,498,789
		3,342,451

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 6

Small Cap Value Fund

Shares		Fair Value
	OFFICE REIT — 2.8%
129,556	Corporate Office Properties Trust	$3,071,773
110,007	Easterly Government Properties, Inc.	1,511,496
		4,583,269
	OIL & GAS PRODUCERS — 6.7%
23,625	Chord Energy Corporation	3,179,925
103,675	Enerplus Corporation	1,493,957
104,414	Northern Oil and Gas, Inc.	3,168,965
141,069	Sitio Royalties Corporation	3,188,159
		11,031,006
	REAL ESTATE INVESTMENT TRUSTS — 6.1%
134,522	Plymouth Industrial REIT, Inc.	2,826,307
59,074	PotlatchDeltic Corporation	2,924,163
192,412	Summit Hotel Properties, Inc.	1,346,884
194,086	Urban Edge Properties	2,922,935
		10,020,289
	RETAIL - DISCRETIONARY — 3.2%
34,498	Academy Sports & Outdoors, Inc.	2,250,995
60,870	Monro, Inc.	3,008,804
		5,259,799
	RETAIL REIT — 1.8%
108,359	Four Corners Property Trust, Inc.	2,910,523

	SEMICONDUCTORS — 1.9%
59,307	Rambus, Inc.(a)	3,040,077

	TECHNOLOGY HARDWARE — 2.7%
97,839	ADTRAN Holdings, Inc.	1,551,727
275,289	Viavi Solutions, Inc.(a)	2,981,379
		4,533,106

	TOTAL COMMON STOCKS (Cost $138,644,817)	141,443,969

	EXCHANGE-TRADED FUND — 11.1%
	EQUITY — 11.1%
580,000	Timothy Plan US Small Cap Core ETF(b) (Cost $14,834,080)	18,134,976

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 7

Small Cap Value Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND — 2.7%
4,413,776	Fidelity Government Portfolio, Class I, 4.71% (Cost $4,413,776)(c)	$4,413,776

	TOTAL INVESTMENTS — 100.3% (Cost $157,892,673)	$163,992,721
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%	(542,651)
	NET ASSETS — 100.0%	$163,450,070

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 8

Large/Mid Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 75.4%
	AEROSPACE & DEFENSE — 1.7%
20,381	General Dynamics Corporation	$4,651,148

	BANKING — 1.5%
50,836	BOK Financial Corporation	4,291,067

	CABLE & SATELLITE — 0.6%
2,382	Cable One, Inc.	1,672,164

	CHEMICALS — 3.4%
152,481	Huntsman Corporation	4,171,880
23,973	Sherwin-Williams Company (The)	5,388,411
		9,560,291
	DIVERSIFIED INDUSTRIALS — 4.0%
35,704	Eaton Corp plc	6,117,524
28,187	Honeywell International, Inc.	5,387,099
		11,504,623
	ELECTRIC UTILITIES — 3.8%
80,613	CMS Energy Corporation	4,948,026
59,445	WEC Energy Group, Inc.	5,634,791
		10,582,817
	FOOD — 4.4%
38,411	J M Smucker Company (The)	6,044,739
74,329	McCormick & Company, Inc.	6,184,916
		12,229,655
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
48,072	Intercontinental Exchange, Inc.	5,013,429

	INSURANCE — 2.1%
30,074	Arthur J Gallagher & Company	5,753,457

	LEISURE FACILITIES & SERVICES — 2.1%
17,718	Domino’s Pizza, Inc.	5,844,637

	MEDICAL EQUIPMENT & DEVICES — 6.5%
21,080	Danaher Corporation	5,313,004
39,198	PerkinElmer, Inc.	5,223,525
21,538	STERIS plc	4,119,789
26,921	Zimmer Biomet Holdings, Inc.	3,478,193
		18,134,511

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 9

Large/Mid Cap Value Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 5.2%
44,945	ConocoPhillips	$4,458,993
38,044	EOG Resources, Inc.	4,360,984
40,310	Valero Energy Corporation	5,627,276
		14,447,253
	REAL ESTATE INVESTMENT TRUSTS — 3.6%
32,109	Crown Castle, Inc.	4,297,469
47,188	Prologis, Inc.	5,887,646
		10,185,115
	RETAIL - CONSUMER STAPLES — 3.5%
11,020	Costco Wholesale Corporation	5,475,508
20,607	Dollar General Corporation	4,336,949
		9,812,457
	RETAIL - DISCRETIONARY — 4.5%
8,006	O’Reilly Automotive, Inc.(a)	6,796,933
25,417	Tractor Supply Company	5,974,012
		12,770,945
	SEMICONDUCTORS — 16.4%
10,828	ASML Holding N.V.	7,370,728
9,051	Broadcom, Inc.	5,806,579
93,501	Lattice Semiconductor Corporation(a)	8,929,346
75,189	Microchip Technology, Inc.	6,299,334
10,949	Monolithic Power Systems, Inc.	5,480,412
23,213	NVIDIA Corporation	6,447,875
54,002	Teradyne, Inc.	5,805,755
		46,140,029
	SOFTWARE — 6.3%
35,281	Cadence Design Systems, Inc.(a)	7,412,185
16,143	Synopsys, Inc.(a)	6,235,234
11,035	Tyler Technologies, Inc.(a)	3,913,452
		17,560,871
	TECHNOLOGY SERVICES — 2.0%
19,382	CACI International, Inc., Class A(a)	5,742,499

	TRANSPORTATION & LOGISTICS — 2.0%
27,432	Union Pacific Corporation	5,520,965

	TOTAL COMMON STOCKS (Cost $159,193,480)	211,417,933

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 10

Large/Mid Cap Value Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.2%
	EQUITY — 18.2%
573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	$13,491,400
382,500	Timothy Plan High Dividend Stock ETF(b)	11,943,563
634,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	14,690,160
318,000	Timothy Plan US Large/Mid Cap Core ETF(b)	10,953,828
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,945,129)	51,078,951

	SHORT-TERM INVESTMENT — 6.4%
	MONEY MARKET FUND — 6.4%
17,976,600	Fidelity Government Portfolio, Class I, 4.71% (Cost $17,976,600)(c)	17,976,600

	TOTAL INVESTMENTS — 100.0% (Cost $226,115,209)	$280,473,484
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(105,338)
	NET ASSETS — 100.0%	$280,368,146

ETF	Exchange-Traded Fund
NV	Naamioze Vennootschap
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 11

Aggressive Growth Fund

Shares		Fair Value
	COMMON STOCKS — 94.7%
	AEROSPACE & DEFENSE — 1.1%
639	TransDigm Group, Inc.	$470,975

	APPAREL & TEXTILE PRODUCTS — 10.5%
26,304	Capri Holdings Ltd.(a)	1,236,288
4,109	Deckers Outdoor Corporation(a)	1,847,201
29,749	Tapestry, Inc.	1,282,479
		4,365,968
	BIOTECH & PHARMA — 4.2%
2,460	Argenx S.E. - ADR(a)	916,547
3,779	United Therapeutics Corporation(a)	846,345
		1,762,892
	CHEMICALS — 3.7%
7,030	Albemarle Corporation	1,553,911

	DIVERSIFIED INDUSTRIALS — 2.0%
5,493	Dover Corporation	834,606

	ELECTRICAL EQUIPMENT — 1.6%
3,671	Trane Technologies PLC	675,391

	ENGINEERING & CONSTRUCTION — 2.6%
6,411	Quanta Services, Inc.	1,068,329

	FOOD — 1.4%
10,181	Darling Ingredients, Inc.(a)	594,570

	HEALTH CARE FACILITIES & SERVICES — 5.5%
19,555	Cardinal Health, Inc.	1,476,403
3,787	ICON PLC(a)	808,865
		2,285,268
	INDUSTRIAL SUPPORT SERVICES — 4.2%
4,355	United Rentals, Inc.	1,723,535

	LEISURE FACILITIES & SERVICES — 2.5%
40,303	Bloomin’ Brands, Inc.	1,033,772

	MACHINERY — 6.8%
6,510	Lincoln Electric Holdings, Inc.	1,100,841
9,435	Oshkosh Corporation	784,803
2,663	Parker-Hannifin Corporation	895,061
		2,780,705

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 12

Aggressive Growth Fund

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES — 10.5%
1,280	Align Technology, Inc.(a)	$427,699
46,042	Avantor, Inc.(a)	973,328
4,244	DexCom, Inc.(a)	493,068
15,402	GE HealthCare Technologies, Inc.(a)	1,263,426
3,755	Insulet Corporation(a)	1,197,695
		4,355,216
	OIL & GAS PRODUCERS — 6.0%
7,072	Cheniere Energy, Inc.	1,114,547
7,239	Devon Energy Corporation	366,366
4,290	Diamondback Energy, Inc.	579,879
13,055	EQT Corporation	416,585
		2,477,377
	RENEWABLE ENERGY — 4.3%
8,253	First Solar, Inc.(a)	1,795,028

	RETAIL - CONSUMER STAPLES — 1.5%
4,338	Dollar Tree, Inc.(a)	622,720

	SEMICONDUCTORS — 10.3%
1,932	KLA Corporation	771,196
4,239	Monolithic Power Systems, Inc.	2,121,790
11,565	ON Semiconductor Corporation(a)	952,031
3,217	Skyworks Solutions, Inc.	379,542
		4,224,559
	SOFTWARE — 10.1%
4,864	Cadence Design Systems, Inc.(a)	1,021,878
9,732	Fortinet, Inc.(a)	646,789
8,700	Palo Alto Networks, Inc.(a)	1,737,737
17,373	Rapid7, Inc.(a)	797,594
		4,203,998
	TECHNOLOGY HARDWARE — 3.6%
4,649	Arista Networks, Inc.(a)	780,381
10,886	Seagate Technology Holdings plc	719,782
		1,500,163
	TECHNOLOGY SERVICES — 2.3%
1,678	MSCI, Inc.	939,160

	TOTAL COMMON STOCKS (Cost $32,273,803)	39,268,143

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 13

Aggressive Growth Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND — 5.3%
2,217,233	Fidelity Government Portfolio, Class I, 4.71% (Cost $2,217,233)(b)	$2,217,233

	TOTAL INVESTMENTS — 100.0% (Cost $34,491,036)	$41,485,376
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(751)
	NET ASSETS — 100.0%	$41,484,625

ADR	American Depositary Receipt
LTD	Limited Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 14

Large/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 78.6%
	AEROSPACE & DEFENSE — 1.4%
2,605	TransDigm Group, Inc.	$1,920,015

	AUTOMOTIVE — 1.6%
10,523	Tesla, Inc.(a)	2,183,102

	BANKING — 0.3%
11,617	Western Alliance Bancorp	412,868

	BIOTECH & PHARMA — 4.2%
9,889	Vertex Pharmaceuticals, Inc.(a)	3,115,727
15,182	Zoetis, Inc.	2,526,892
		5,642,619
	CABLE & SATELLITE — 1.5%
2,839	Cable One, Inc.	1,992,978

	CHEMICALS — 3.3%
18,012	FMC Corporation	2,199,806
6,420	New Linde plc	2,281,924
		4,481,730
	CONSTRUCTION MATERIALS — 2.3%
5,054	Martin Marietta Materials, Inc.	1,794,474
13,688	Owens Corning	1,311,310
		3,105,784
	DIVERSIFIED INDUSTRIALS — 1.7%
11,889	Honeywell International, Inc.	2,272,226

	ELECTRIC UTILITIES — 1.3%
23,016	NextEra Energy, Inc.	1,774,073

	ELECTRICAL EQUIPMENT — 5.4%
34,912	Amphenol Corporation, Class A	2,853,009
15,291	Fortive Corporation	1,042,387
11,421	Keysight Technologies, Inc.(a)	1,844,263
8,802	Trane Technologies plc	1,619,392
		7,359,051
	INFRASTRUCTURE REIT — 1.6%
16,489	Crown Castle, Inc.	2,206,888

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
18,387	Intercontinental Exchange, Inc.	1,917,580

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 15

Large/Mid Cap Growth Fund

Shares		Fair Value
	INSURANCE — 2.8%
11,251	Arthur J Gallagher & Company	$2,152,429
61,346	Equitable Holdings, Inc.	1,557,575
		3,710,004
	LEISURE FACILITIES & SERVICES — 0.8%
635	Chipotle Mexican Grill, Inc.(a)	1,084,764

	MACHINERY — 2.4%
5,959	Caterpillar, Inc.	1,363,658
22,052	Oshkosh Corporation	1,834,285
		3,197,943
	MEDICAL EQUIPMENT & DEVICES — 7.1%
3,988	Danaher Corporation	1,005,136
36,345	Edwards Lifesciences Corporation(a)	3,006,821
6,398	Insulet Corporation(a)	2,040,706
7,646	Intuitive Surgical, Inc.(a)	1,953,324
22,001	Merit Medical Systems, Inc.(a)	1,626,974
		9,632,961
	OIL & GAS PRODUCERS — 2.5%
18,934	ConocoPhillips	1,878,442
11,023	Diamondback Energy, Inc.	1,489,979
		3,368,421
	RETAIL - CONSUMER STAPLES — 3.7%
5,540	Costco Wholesale Corporation	2,752,660
10,909	Dollar General Corporation	2,295,908
		5,048,568
	RETAIL - DISCRETIONARY — 3.1%
9,803	Lowe’s Companies, Inc.	1,960,306
2,547	O’Reilly Automotive, Inc.(a)	2,162,352
		4,122,658
	SEMICONDUCTORS — 13.2%
31,137	Advanced Micro Devices, Inc.(a)	3,051,737
15,018	Analog Devices, Inc.	2,961,850
5,930	Broadcom, Inc.	3,804,333
13,933	NVIDIA Corporation	3,870,170
11,107	NXP Semiconductors N.V.	2,071,178
24,764	ON Semiconductor Corporation(a)	2,038,572
		17,797,840
	SOFTWARE — 7.4%
26,455	DocuSign, Inc.(a)	1,542,327
16,197	Palo Alto Networks, Inc.(a)	3,235,189
4,642	ServiceNow, Inc.(a)	2,157,230
7,820	Synopsys, Inc.(a)	3,020,475
		9,955,221

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 16

Large/Mid Cap Growth Fund

Shares		Fair Value
	TECHNOLOGY HARDWARE — 4.3%
19,267	Arista Networks, Inc.(a)	$3,234,159
39,929	Seagate Technology Holdings plc	2,640,105
		5,874,264
	TECHNOLOGY SERVICES — 2.0%
13,642	CDW Corporation	2,658,689

	TRANSPORTATION & LOGISTICS — 1.3%
23,317	Canadian Pacific Railway Ltd.	1,794,010

	TRANSPORTATION EQUIPMENT — 2.0%
36,556	PACCAR, Inc.	2,675,899

	TOTAL COMMON STOCKS (Cost $83,509,927)	106,190,156

	EXCHANGE-TRADED FUNDS — 16.0%
	EQUITY — 16.0%
624,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	14,458,454
209,000	Timothy Plan US Large/Mid Cap Core ETF(b)	7,199,214
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,565,045)	21,657,668

	SHORT-TERM INVESTMENT — 4.2%
	MONEY MARKET FUND — 4.2%
5,720,622	Fidelity Government Portfolio, Class I, 4.71% (Cost $5,720,622)(c)	5,720,622

	TOTAL INVESTMENTS — 98.8% (Cost $110,795,594)	$133,568,446
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%	1,596,664
	NET ASSETS — 100.0%	$135,165,110

ETF	Exchange-Traded Fund
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 17

Growth & Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.2%
	EQUITY — 44.2%
295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)	$6,945,834
27,500	Timothy Plan High Dividend Stock ETF(a)	858,688
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,197,973)	7,804,522

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.1%
	CHEMICALS — 0.8%
59,000	LYB International Finance BV	4.0000	07/15/23	$58,624
85,000	Nutrien Ltd.	4.0000	12/15/26	82,018
				140,642
	ELECTRIC UTILITIES — 0.9%
110,000	American Electric Power Company, Inc.	3.2000	11/13/27	102,635
45,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	44,079
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,130
				167,844
	GAS & WATER UTILITIES — 0.6%
110,000	NiSource, Inc.	3.4900	05/15/27	104,125

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	53,055

	OIL & GAS PRODUCERS — 3.2%
85,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	83,939
220,000	Energy Transfer Operating, L.P.	6.2500	04/15/49	216,981
125,000	Energy Transfer, L.P.	5.7500	02/15/33	127,451
115,000	Phillips 66 Company(b)	3.6050	02/15/25	111,665
				540,036
	REAL ESTATE INVESTMENT TRUSTS — 1.0%
75,000	Digital Realty Trust, L.P.	3.7000	08/15/27	69,079
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	109,856
				178,935
	RETAIL - CONSUMER STAPLES — 0.4%
80,000	Dollar General Corporation	4.1250	05/01/28	77,811

	TRANSPORTATION & LOGISTICS — 0.9%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	52,911
110,000	CSX Corporation	3.2500	06/01/27	104,903
				157,814
	TOTAL CORPORATE BONDS (Cost $1,484,271)			1,420,262

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 18

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.6%
	LOCAL AUTHORITY — 0.6%
120,000	Province of Ontario Canada (Cost $120,776)	2.5000	04/27/26	$114,505

	U.S. GOVERNMENT & AGENCIES — 44.6%
	AGENCY FIXED RATE — 11.5%
54,895	Fannie Mae Pool FM5537	2.0000	01/01/36	49,468
38,975	Fannie Mae Pool MA4316	2.5000	04/01/36	36,200
62,798	Fannie Mae Pool MA4333	2.0000	05/01/41	54,235
21,928	Fannie Mae Pool MA4475	2.5000	10/01/41	19,424
65,352	Fannie Mae Pool MA4617	3.0000	04/01/42	59,717
51,871	Fannie Mae Pool FM4053	2.5000	08/01/50	45,170
54,827	Fannie Mae Pool CA8897	3.0000	02/01/51	49,512
8,227	Fannie Mae Pool MA4258	3.5000	02/01/51	7,676
21,219	Fannie Mae Pool FM6550	2.0000	03/01/51	17,625
41,863	Fannie Mae Pool CB0855	3.0000	06/01/51	37,603
71,854	Fannie Mae Pool FS1807	3.5000	07/01/51	67,275
74,317	Fannie Mae Pool FS1704	4.0000	05/01/52	71,628
14,813	Fannie Mae Pool FS3392	4.0000	09/01/52	14,158
51,972	Ginnie Mae I Pool 723248	5.0000	10/15/39	53,533
54,009	Ginnie Mae I Pool 783403	3.5000	09/15/41	52,403
46,035	Ginnie Mae II Pool MA3376	3.5000	01/20/46	43,778
34,503	Ginnie Mae II Pool MA3596	3.0000	04/20/46	31,941
29,622	Ginnie Mae II Pool MA3663	3.5000	05/20/46	28,146
38,376	Ginnie Mae II Pool MA3736	3.5000	06/20/46	36,474
13,070	Ginnie Mae II Pool MA4509	3.0000	06/20/47	12,056
36,517	Ginnie Mae II Pool MA4652	3.5000	08/20/47	34,648
34,568	Ginnie Mae II Pool MA4719	3.5000	09/20/47	32,902
25,493	Ginnie Mae II Pool MA6092	4.5000	08/20/49	25,225
19,876	Ginnie Mae II Pool MA6156	4.5000	09/20/49	19,714
45,646	Ginnie Mae II Pool BN2662	3.0000	10/20/49	41,577
21,324	Ginnie Mae II Pool MA6221	4.5000	10/20/49	21,236
19,319	Ginnie Mae II Pool MA6478	5.0000	02/20/50	19,631
23,212	Ginnie Mae II Pool MA6544	4.5000	03/20/50	23,084
14,894	Ginnie Mae II Pool MA6545	5.0000	03/20/50	15,137
103,349	Ginnie Mae II Pool MA6598	2.5000	04/20/50	91,595
23,147	Ginnie Mae II Pool MA6600	3.5000	04/20/50	21,857
21,010	Ginnie Mae II Pool MA6601	4.0000	04/20/50	20,355
26,840	Ginnie Mae II Pool MA6603	5.0000	04/20/50	27,270
49,961	Ginnie Mae II Pool MA7255	2.5000	03/20/51	43,978
40,534	Ginnie Mae II Pool MA7418	2.5000	06/20/51	35,748

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 19

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 11.5% (Continued)
61,693	Ginnie Mae II Pool MA7419	3.0000	06/20/51	$56,385
54,605	Ginnie Mae II Pool MA7472	2.5000	07/20/51	48,060
69,322	Ginnie Mae II Pool CE1974	3.0000	08/20/51	63,830
76,252	Ginnie Mae II Pool CE1990	2.5000	09/20/51	67,065
71,648	Ginnie Mae II Pool MA7705	2.5000	11/20/51	63,066
76,375	Ginnie Mae II Pool MA7768	3.0000	12/20/51	69,612
60,141	Ginnie Mae II Pool MA7829	3.5000	01/20/52	56,273
80,101	Ginnie Mae II Pool MA7939	4.0000	03/20/52	77,007
84,954	Ginnie Mae II Pool MA7987	2.5000	04/20/52	74,752
81,709	Ginnie Mae II Pool MA8098	3.0000	06/20/52	74,321
113,372	Ginnie Mae II Pool MA8268	4.5000	09/20/52	111,610
	TOTAL AGENCY FIXED RATE (Cost $2,227,869)			2,023,960

	U.S. TREASURY NOTES — 33.1%
925,000	United States Treasury Note	2.2500	11/15/24	895,623
920,000	United States Treasury Note	2.0000	08/15/25	879,427
1,155,000	United States Treasury Note	0.6250	07/31/26	1,040,989
1,385,000	United States Treasury Note	1.2500	09/30/28	1,220,963
1,265,000	United States Treasury Note	1.2500	08/15/31	1,060,129
500,000	United States Treasury Note	1.7500	08/15/41	361,387
545,000	United States Treasury Note	2.0000	08/15/51	381,544
	TOTAL U.S. TREASURY NOTES (Cost $5,973,291)			5,840,062
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,201,160)			7,864,022

Shares
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
18,529	Fidelity Government Portfolio, Class I, 4.71% (Cost $18,529)(c)	18,529

	TOTAL INVESTMENTS — 97.6% (Cost $18,022,709)	$17,221,840
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%	417,943
	NET ASSETS — 100.0%	$17,639,783

ETF	Exchange-Traded Fund
LP	Limited Partnership
LTD	Limited Company
REIT	Real Estate Investment Trust

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 111,665 or 0.6% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 20

Fixed Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.9%
	EQUITY — 14.9%
620,000	Timothy Plan Market Neutral ETF (a) (Cost $15,521,700)	$15,428,762

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.9%
	CHEMICALS — 2.6%
1,212,000	LYB International Finance BV	4.0000	07/15/23	$1,204,428
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,516,630
				2,721,058
	ELECTRIC UTILITIES — 4.0%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,058,985
822,839	John Sevier Combined Cycle Generation, LLC	4.6260	01/15/42	808,207
855,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	837,894
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	424,964
				4,130,050
	GAS & WATER UTILITIES — 2.0%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,069,696

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	965,968

	OIL & GAS PRODUCERS — 6.6%
1,580,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	1,561,131
1,980,000	Energy Transfer Operating, L.P.	6.2500	04/15/49	1,956,531
1,125,000	Energy Transfer, L.P.	5.7500	02/15/33	1,148,265
2,240,000	Phillips 66 Company(b)	3.6050	02/15/25	2,176,447
				6,842,374
	REAL ESTATE INVESTMENT TRUSTS — 3.3%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,401,826
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,017,213
				3,419,039
	RETAIL - CONSUMER STAPLES — 1.5%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,533,253

	TRANSPORTATION & LOGISTICS — 3.0%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	962,502
2,190,000	CSX Corporation	3.2500	06/01/27	2,089,927
				3,052,429

	TOTAL CORPORATE BONDS (Cost $26,336,094)			24,733,867

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 21

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.1%
	LOCAL AUTHORITY — 2.1%
2,235,000	Province of Ontario Canada (Cost $2,301,301)	2.5000	04/27/26	$2,134,194

	U.S. GOVERNMENT & AGENCIES — 56.6%
	AGENCY FIXED RATE — 31.3%
1,317,469	Fannie Mae Pool FM5537	2.0000	01/01/36	1,188,794
1,013,343	Fannie Mae Pool MA4316	2.5000	04/01/36	942,315
1,486,219	Fannie Mae Pool MA4333	2.0000	05/01/41	1,285,328
717,005	Fannie Mae Pool MA4366	2.5000	06/01/41	636,792
425,407	Fannie Mae Pool MA4475	2.5000	10/01/41	377,284
1,227,692	Fannie Mae Pool MA4617	3.0000	04/01/42	1,123,091
1,041,128	Fannie Mae Pool FM4053	2.5000	08/01/50	907,765
1,343,265	Fannie Mae Pool CA8897	3.0000	02/01/51	1,214,441
884,940	Fannie Mae Pool MA4258	3.5000	02/01/51	826,504
458,329	Fannie Mae Pool FM6550	2.0000	03/01/51	381,238
852,474	Fannie Mae Pool CB0855	3.0000	06/01/51	766,619
525,434	Fannie Mae Pool FS1807	3.5000	07/01/51	492,444
534,151	Fannie Mae Pool FS1704	4.0000	05/01/52	515,326
1,081,367	Fannie Mae Pool FS3392	4.0000	09/01/52	1,034,558
60,015	Ginnie Mae I Pool 723248	5.0000	10/15/39	61,874
260,122	Ginnie Mae I Pool 783060	4.0000	08/15/40	247,791
141,362	Ginnie Mae I Pool 783403	3.5000	09/15/41	137,290
109,103	Ginnie Mae II Pool 4520	5.0000	08/20/39	112,099
144,354	Ginnie Mae II Pool 4947	5.0000	02/20/41	147,228
258,778	Ginnie Mae II Pool MA3376	3.5000	01/20/46	246,330
165,907	Ginnie Mae II Pool MA3596	3.0000	04/20/46	153,760
444,337	Ginnie Mae II Pool MA3663	3.5000	05/20/46	422,613
159,397	Ginnie Mae II Pool MA3736	3.5000	06/20/46	151,647
271,641	Ginnie Mae II Pool MA4004	3.5000	10/20/46	258,138
184,395	Ginnie Mae II Pool MA4509	3.0000	06/20/47	170,274
219,969	Ginnie Mae II Pool MA4652	3.5000	08/20/47	208,920
271,607	Ginnie Mae II Pool MA4719	3.5000	09/20/47	258,773
278,123	Ginnie Mae II Pool MA4778	3.5000	10/20/47	264,097
220,623	Ginnie Mae II Pool MA4901	4.0000	12/20/47	215,317
192,479	Ginnie Mae II Pool MA4963	4.0000	01/20/48	187,810
185,623	Ginnie Mae II Pool MA6092	4.5000	08/20/49	183,842
201,993	Ginnie Mae II Pool MA6156	4.5000	09/20/49	200,537
652,088	Ginnie Mae II Pool BN2662	3.0000	10/20/49	594,633
184,534	Ginnie Mae II Pool MA6221	4.5000	10/20/49	183,948
183,726	Ginnie Mae II Pool MA6477	4.5000	02/20/50	182,776

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 22

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 31.3% (Continued)
298,935	Ginnie Mae II Pool MA6478	5.0000	02/20/50	$304,047
299,819	Ginnie Mae II Pool MA6544	4.5000	03/20/50	298,448
211,303	Ginnie Mae II Pool MA6545	5.0000	03/20/50	214,950
1,167,666	Ginnie Mae II Pool MA6598	2.5000	04/20/50	1,036,148
298,014	Ginnie Mae II Pool MA6600	3.5000	04/20/50	281,690
252,123	Ginnie Mae II Pool MA6601	4.0000	04/20/50	244,501
224,782	Ginnie Mae II Pool MA6603	5.0000	04/20/50	228,598
1,038,472	Ginnie Mae II Pool MA7255	2.5000	03/20/51	915,259
766,090	Ginnie Mae II Pool MA7418	2.5000	06/20/51	676,476
1,288,303	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,178,777
1,155,115	Ginnie Mae II Pool MA7472	2.5000	07/20/51	1,017,914
1,363,325	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,256,741
1,107,892	Ginnie Mae II Pool CE1990	2.5000	09/20/51	975,627
1,347,873	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,187,902
1,091,710	Ginnie Mae II Pool MA7768	3.0000	12/20/51	996,171
1,105,678	Ginnie Mae II Pool MA7829	3.5000	01/20/52	1,035,587
1,097,853	Ginnie Mae II Pool MA7939	4.0000	03/20/52	1,056,476
1,198,799	Ginnie Mae II Pool MA7987	2.5000	04/20/52	1,056,141
1,177,565	Ginnie Mae II Pool MA8098	3.0000	06/20/52	1,072,310
1,138,653	Ginnie Mae II Pool MA8268	4.5000	09/20/52	1,122,031
	TOTAL AGENCY FIXED RATE (Cost $36,174,288)			32,437,990

	U.S. TREASURY NOTES — 25.3%
3,405,000	United States Treasury Note	2.2500	11/15/24	3,297,729
3,260,000	United States Treasury Note	2.0000	08/15/25	3,117,375
4,990,000	United States Treasury Note	0.6250	07/31/26	4,498,894
5,965,000	United States Treasury Note	1.2500	09/30/28	5,260,034
4,440,000	United States Treasury Note	1.2500	08/15/31	3,722,316
5,215,000	United States Treasury Note	1.7500	08/15/41	3,773,338
3,625,000	United States Treasury Note	2.0000	08/15/51	2,539,412
	TOTAL U.S. TREASURY NOTES (Cost $29,130,268)			26,209,098
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $65,304,556)			58,647,088

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 23

Fixed Income Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND — 1.9%
1,918,261	Fidelity Government Portfolio, Class I, 4.71% (Cost $1,918,261)(c)	$1,918,261

	TOTAL INVESTMENTS — 99.4% (Cost $111,381,912)	$102,862,172
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%	598,041
	NET ASSETS — 100.0%	$103,460,213

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
REIT	Real Estate Investment Trust

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 2,176,447 or 2.1% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 24

High Yield Bond Fund

Shares		Fair Value
	EXCHANGE-TRADED FUND — 16.1%
	EQUITY — 16.1%
908,400	Timothy Plan Market Neutral ETF (a) (Cost $22,741,794)	$22,605,625

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 81.4%
	AEROSPACE & DEFENSE — 0.7%
1,000,000	TransDigm, Inc.(b)	6.7500	08/15/28	$1,012,500

	ASSET MANAGEMENT — 0.9%
100,000	AG TTMT Escrow Issuer, LLC(b)	8.6250	09/30/27	100,750
250,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.7500	09/15/24	244,115
1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.3750	02/01/29	861,370
				1,206,235
	AUTOMOTIVE — 2.4%
1,500,000	Adient Global Holdings Ltd.(b)	8.2500	04/15/31	1,545,893
522,000	Clarios Global, L.P. / Clarios US Finance Company(b)	6.2500	05/15/26	518,677
1,500,000	Goodyear Tire & Rubber Company (The)	5.6250	04/30/33	1,299,450
				3,364,020
	BIOTECH & PHARMA — 1.9%
750,000	Bausch Health Companies, Inc.(b)	6.1250	02/01/27	486,165
250,000	Bausch Health Companies, Inc.(b)	5.0000	01/30/28	95,320
750,000	Bausch Health Companies, Inc.(b)	4.8750	06/01/28	443,175
125,000	Bausch Health Companies, Inc.(b)	5.0000	02/15/29	49,099
1,500,000	Bausch Health Companies, Inc.(b)	5.2500	01/30/30	556,793
50,000	Bausch Health Companies, Inc.(b)	5.2500	02/15/31	19,375
1,500,000	Emergent BioSolutions, Inc.(b)	3.8750	08/15/28	733,755
250,000	Jazz Securities DAC(b)	4.3750	01/15/29	229,600
				2,613,282
	CHEMICALS — 5.3%
1,250,000	Avient Corporation(b)	7.1250	08/01/30	1,290,250
2,000,000	Axalta Coating Systems LLC(b)	3.3750	02/15/29	1,716,087
1,500,000	Koppers, Inc.(b)	6.0000	02/15/25	1,500,542
2,000,000	Polar US Borrower, LLC / Schenectady International(b)	6.7500	05/15/26	1,033,557
1,000,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	850,000
1,000,000	WR Grace Holdings, LLC(b)	7.3750	03/01/31	1,004,735
				7,395,171
	COMMERCIAL SUPPORT SERVICES — 7.7%
1,125,000	Allied Universal Holdco, LLC / Allied Universal(b)	4.6250	06/01/28	958,539
125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(b)	4.6250	06/01/28	105,059
1,125,000	Clean Harbors, Inc.(b)	6.3750	02/01/31	1,148,963

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 25

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL SUPPORT SERVICES — 7.7% (Continued)
2,000,000	Covanta Holding Corporation		5.0000	09/01/30	$1,724,750
1,125,000	Covert Mergeco, Inc.(b)		4.8750	12/01/29	1,002,161
2,550,000	GFL Environmental Inc(b)		4.0000	08/01/28	2,310,044
250,000	GFL Environmental, Inc.(b)		4.3750	08/15/29	226,118
2,255,000	Harsco Corporation(b)		5.7500	07/31/27	1,772,813
1,700,000	Waste Pro USA, Inc.(b)		5.5000	02/15/26	1,565,169
					10,813,616
	CONSTRUCTION MATERIALS — 0.3%
250,000	Cemex S.A.B. de C.V.(b)		5.2000	09/17/30	230,825
250,000	Cemex S.A.B. de C.V.(b)		3.8750	07/11/31	206,604
					437,429
	CONSUMER SERVICES — 1.8%
2,000,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	1,702,872
1,000,000	Rent-A-Center, Inc.(b)		6.3750	02/15/29	840,922
					2,543,794
	CONTAINERS & PACKAGING — 8.3%
625,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		6.0000	06/15/27	620,250
500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		4.0000	09/01/29	391,728
1,750,000	Canpack S.A. / Canpack US, LLC(b)		3.8750	11/15/29	1,418,431
1,000,000	Graham Packaging Company, Inc.(b)		7.1250	08/15/28	865,688
750,000	Graphic Packaging International, LLC(b)		3.7500	02/01/30	651,915
1,250,000	LABL, Inc.(b)		5.8750	11/01/28	1,112,529
375,000	LABL, Inc.(b)		9.5000	11/01/28	378,750
750,000	LABL, Inc.(b)		8.2500	11/01/29	640,950
2,050,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	2,051,855
2,750,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(b)		4.3750	10/15/28	2,406,902
1,250,000	TriMas Corporation(b)		4.1250	04/15/29	1,101,500
					11,640,498
	ELECTRIC UTILITIES — 0.8%
1,000,000	Vistra Corporation(b),(c)	H15T5Y + 5.740%	7.0000	06/15/70	881,035
250,000	Vistra Operations Company, LLC(b)		4.3750	05/01/29	221,631
					1,102,666
	ELECTRICAL EQUIPMENT — 0.6%
500,000	BWX Technologies, Inc.(b)		4.1250	06/30/28	450,810
500,000	BWX Technologies, Inc.(b)		4.1250	04/15/29	443,984
					894,794
	ENGINEERING & CONSTRUCTION — 1.4%
2,194,000	Dycom Industries, Inc.(b)		4.5000	04/15/29	1,982,597

	FOOD — 0.8%
1,100,000	Darling Ingredients, Inc.(b)		6.0000	06/15/30	1,097,250

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 26

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%
1,750,000	Mercer International, Inc.		5.1250	02/01/29	$1,500,625

	HEALTH CARE FACILITIES & SERVICES — 2.6%
1,391,000	Ardent Health Services, Inc.(b)		5.7500	07/15/29	1,172,049
500,000	Catalent Pharma Solutions, Inc.(b)		3.1250	02/15/29	440,117
250,000	LifePoint Health, Inc.(b)		5.3750	01/15/29	153,125
500,000	MEDNAX, Inc.(b)		5.3750	02/15/30	453,080
1,000,000	Tenet Healthcare Corporation		6.1250	10/01/28	956,575
500,000	Tenet Healthcare Corporation		4.3750	01/15/30	449,200
					3,624,146
	HOME CONSTRUCTION — 4.4%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		6.6250	01/15/28	453,906
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		4.6250	08/01/29	406,155
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		4.6250	04/01/30	412,250
2,792,000	Interface Inc(b)		5.5000	12/01/28	2,265,680
1,000,000	PGT Innovations, Inc.(b)		4.3750	10/01/29	906,250
1,500,000	STL Holding Company, LLC(b)		7.5000	02/15/26	1,308,750
500,000	Weekley Homes, LLC / Weekley Finance Corporation(b)		4.8750	09/15/28	423,662
					6,176,653
	HOUSEHOLD PRODUCTS — 0.0%(d)
50,000	Energizer Holdings, Inc.(b)		6.5000	12/31/27	48,606

	INDUSTRIAL SUPPORT SERVICES — 0.2%
250,000	BCPE Empire Holdings, Inc.(b)		7.6250	05/01/27	228,663

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,750,000	LPL Holdings, Inc.(b)		4.0000	03/15/29	1,576,715

	INSURANCE — 1.0%
500,000	Alliant Holdings Intermediate, LLC / Alliant(b)		6.7500	04/15/28	494,890
1,000,000	Ryan Specialty Group, LLC(b)		4.3750	02/01/30	872,512
					1,367,402
	LEISURE PRODUCTS — 0.6%
1,000,000	Vista Outdoor, Inc.(b)		4.5000	03/15/29	808,370

	MACHINERY — 0.3%
250,000	Madison IAQ, LLC(b)		4.1250	06/30/28	216,529
250,000	Redwood Star Merger Sub, Inc.(b)		8.7500	04/01/30	216,030
					432,559

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 27

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MEDICAL EQUIPMENT & DEVICES — 0.6%
500,000	Mozart Debt Merger Sub, Inc.(b)		3.8750	04/01/29	$433,795
500,000	Mozart Debt Merger Sub, Inc.(b)		5.2500	10/01/29	434,284
					868,079
	METALS & MINING — 0.7%
1,250,000	Kaiser Aluminum Corporation(b)		4.5000	06/01/31	1,028,125

	OIL & GAS PRODUCERS — 7.3%
1,500,000	Colgate Energy Partners III, LLC(b)		5.8750	07/01/29	1,422,000
3,072,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)		5.5000	06/15/31	2,764,862
250,000	Crestwood Midstream Partners, L.P. / Crestwood		5.7500	04/01/25	244,450
1,500,000	Crestwood Midstream Partners, L.P. / Crestwood(b)		5.6250	05/01/27	1,446,930
100,000	Earthstone Energy Holdings, LLC(b)		8.0000	04/15/27	97,131
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	485,258
250,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	254,375
1,000,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	960,785
1,000,000	ITT Holdings, LLC(b)		6.5000	08/01/29	845,220
1,500,000	NuStar Logistics, L.P.		5.6250	04/28/27	1,422,296
275,000	PBF Holding Company, LLC / PBF Finance Corporation		7.2500	06/15/25	273,298
					10,216,605
	PUBLISHING & BROADCASTING — 0.2%
500,000	Gray Television, Inc.(b)		4.7500	10/15/30	332,500

	REAL ESTATE INVESTMENT TRUSTS — 2.2%
1,500,000	Diversified Healthcare Trust		9.7500	06/15/25	1,441,523
1,250,000	Service Properties Trust		7.5000	09/15/25	1,234,646
500,000	Service Properties Trust		5.5000	12/15/27	447,250
					3,123,419
	REAL ESTATE OWNERS & DEVELOPERS — 1.6%
2,749,000	Howard Hughes Corporation (The)(b)		4.3750	02/01/31	2,216,464

	RETAIL - CONSUMER STAPLES — 0.1%
100,000	Ingles Markets, Inc.(b)		4.0000	06/15/31	87,000

	RETAIL - DISCRETIONARY — 4.2%
1,550,000	Beacon Roofing Supply, Inc.(b)		4.1250	05/15/29	1,369,548
1,372,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	1,168,130
1,250,000	Lithia Motors, Inc.(b)		3.8750	06/01/29	1,081,263
500,000	Lithia Motors, Inc.(b)		4.3750	01/15/31	431,328
1,000,000	PetSmart, Inc. / PetSmart Finance Corporation(b)		7.7500	02/15/29	982,680
1,050,000	Sonic Automotive, Inc.(b)		4.8750	11/15/31	847,805
					5,880,754

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 28

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	SOFTWARE — 0.6%
1,000,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	$873,671

	SPECIALTY FINANCE — 11.7%
2,000,000	Air Lease Corporation(c)	H15T5Y+4.076%	4.6500	06/15/70	1,665,927
1,000,000	Bread Financial Holdings, Inc.(b)		7.0000	01/15/26	882,947
2,500,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	2,178,113
115,000	Freedom Mortgage Corporation(b)		8.1250	11/15/24	110,811
786,000	Freedom Mortgage Corporation(b)		8.2500	04/15/25	728,150
1,000,000	Freedom Mortgage Corporation(b)		6.6250	01/15/27	770,475
2,955,000	ILFC E-Capital Trust I(b),(c)	T30Y+1.550%	6.5480	12/21/65	1,887,705
1,500,000	ILFC E-Capital Trust II(b),(c)	T30Y+1.800%	6.7980	12/21/65	999,738
750,000	Ladder Capital Finance Holdings LLLP(b)		4.2500	02/01/27	593,220
1,700,000	LFS Topco, LLC(b)		5.8750	10/15/26	1,483,701
500,000	Nationstar Mortgage Holdings, Inc.(b)		6.0000	01/15/27	454,225
1,250,000	Nationstar Mortgage Holdings, Inc.(b)		5.5000	08/15/28	1,073,150
1,250,000	Nationstar Mortgage Holdings, Inc.(b)		5.7500	11/15/31	969,792
3,000,000	New Residential Investment Corporation(b)		6.2500	10/15/25	2,680,229
					16,478,183
	STEEL — 3.2%
1,500,000	ATI, Inc.		5.1250	10/01/31	1,367,198
500,000	Commercial Metals Company		4.3750	03/15/32	430,880
3,399,000	TMS International Corporation(b)		6.2500	04/15/29	2,624,475
					4,422,553
	TECHNOLOGY HARDWARE — 1.5%
300,000	Ciena Corporation(b)		4.0000	01/31/30	261,270
1,000,000	CommScope, Inc.(b)		8.2500	03/01/27	798,399
750,000	CommScope, Inc.(b)		7.1250	07/01/28	554,078
500,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	431,723
					2,045,470

	TECHNOLOGY SERVICES — 1.1%
1,250,000	HealthEquity, Inc.(b)		4.5000	10/01/29	1,112,360
500,000	MSCI, Inc.(b)		3.6250	11/01/31	427,730
					1,540,090
	TRANSPORTATION & LOGISTICS — 0.8%
1,250,000	First Student Bidco, Inc. / First Transit Parent,(b)		4.0000	07/31/29	1,088,811

	TRANSPORTATION EQUIPMENT — 0.1%
125,000	Wabash National Corporation(b)		4.5000	10/15/28	108,527

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 29

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	WHOLESALE - CONSUMER STAPLES — 1.3%
2,000,000	United Natural Foods, Inc.(b)		6.7500	10/15/28	$1,860,620

	TOTAL CORPORATE BONDS (Cost $129,654,654)				114,038,462

Shares
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND — 1.3%
1,855,591	Fidelity Government Portfolio, Class I, 4.71% (Cost $1,855,591)(e)	1,855,591

	TOTAL INVESTMENTS — 98.8% (Cost $154,252,039)	$138,499,678
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%	1,629,776
	NET ASSETS — 100.0%	$140,129,454

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
T30Y	30 Year Treasury

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 95,900,820 or 68.4% of net assets.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2023.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 30

International Fund

Shares		Fair Value
	COMMON STOCKS — 93.6%
	AEROSPACE & DEFENSE — 2.7%
78,000	Safran S.A. - ADR	$2,887,560
43,000	Thales S.A. - ADR	1,268,930
		4,156,490
	AUTOMOTIVE — 2.4%
67,300	Magna International, Inc.	3,605,261

	BANKING — 10.3%
42,739	DBS Group Holdings Ltd. - ADR	4,235,862
110,000	DNB Bank ASA - ADR	1,970,100
37,800	HDFC Bank Ltd. - ADR	2,520,126
120,100	ICICI Bank Ltd. - ADR	2,591,758
284,000	Itau Unibanco Holding S.A. - ADR	1,383,080
93,600	KBC Group N.V. - ADR	3,206,736
		15,907,662
	CHEMICALS — 2.7%
83,420	Air Liquide S.A. - ADR	2,787,896
12,400	Arkema S.A. - ADR	1,220,780
		4,008,676
	CONSTRUCTION MATERIALS — 2.4%
55,000	CRH plc - ADR	2,797,850
27,500	Xinyi Glass Holdings Ltd. - ADR	976,250
		3,774,100
	ELECTRIC UTILITIES — 3.4%
440,000	Enel SpA - ADR	2,657,600
53,200	Iberdrola S.A. - ADR	2,645,104
		5,302,704
	ELECTRICAL EQUIPMENT — 2.4%
112,600	Schneider Electric S.E. - ADR	3,752,958

	ENGINEERING & CONSTRUCTION — 4.6%
134,000	Cellnex Telecom S.A. - ADR	2,595,580
155,000	Vinci S.A. - ADR	4,439,200
		7,034,780
	FOOD — 3.3%
31,000	Kerry Group plc - ADR	3,096,435
104,000	Mowi ASA - ADR	1,920,880
		5,017,315
	HEALTH CARE FACILITIES & SERVICES — 2.2%
15,600	ICON PLC(a)	3,332,004

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 31

International Fund

Shares		Fair Value
	HOUSEHOLD PRODUCTS — 1.4%
85,000	Beiersdorf A.G. - ADR	$2,209,150

	INDUSTRIAL SUPPORT SERVICES — 1.6%
10,000	Ashtead Group plc - ADR	2,440,300

	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
191,500	Deutsche Boerse A.G. - ADR	3,718,930
66,000	London Stock Exchange Group plc - ADR	1,623,600
		5,342,530
	INSURANCE — 5.5%
50,600	Ageas S.A./NV - ADR	2,190,095
71,000	AIA Group Ltd. - ADR	2,981,999
66,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	2,320,680
44,300	Sampo OYJ - ADR	1,042,158
		8,534,932
	INTERNET MEDIA & SERVICES — 1.7%
169,000	Prosus N.V. - ADR	2,619,500
43,600	Yandex N.V., Class A(a)(b)(c)	43,600
		2,663,100
	LEISURE FACILITIES & SERVICES — 1.6%
40,000	Yum China Holdings, Inc.	2,535,600

	LEISURE PRODUCTS — 1.0%
89,000	Shimano, Inc. - ADR	1,539,700

	MACHINERY — 5.4%
239,000	Atlas Copco A.B. - ADR	2,753,280
79,000	FANUC Corporation - ADR	1,418,050
77,150	Techtronic Industries Company Ltd. - ADR	4,154,528
		8,325,858
	MEDICAL EQUIPMENT & DEVICES — 7.9%
53,400	Alcon, Inc.	3,766,836
30,000	Hoya Corporation - ADR	3,339,600
111,000	Olympus Corporation - ADR(a)	1,943,610
59,900	Smith & Nephew plc - ADR	1,671,809
49,000	Sysmex Corporation - ADR	1,603,770
		12,325,625
	METALS & MINING — 1.3%
29,900	Rio Tinto plc - ADR	2,051,140

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 32

International Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 4.5%
145,000	Equinor ASA - ADR	$4,122,350
438,000	Galp Energia SGPS S.A. - ADR	2,459,370
30,500	Petroleo Brasileiro S.A. - ADR	318,115
		6,899,835
	RETAIL - CONSUMER STAPLES — 1.7%
115,000	Seven & i Holdings Company Ltd. - ADR	2,597,850

	RETAIL - DISCRETIONARY — 1.5%
6,600	ANTA Sports Products Ltd. - ADR	2,393,952

	SEMICONDUCTORS — 5.2%
5,750	ASML Holding N.V.	3,914,083
10,000	NXP Semiconductors N.V.	1,864,750
24,300	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,260,386
		8,039,219
	SOFTWARE — 2.7%
12,800	Nice Ltd. - ADR(a)	2,929,792
30,640	Open Text Corporation	1,181,172
		4,110,964
	SPECIALTY FINANCE — 2.0%
37,400	ORIX Corporation - ADR	3,069,792

	TECHNOLOGY HARDWARE — 1.3%
40,338	FUJIFILM Holdings Corporation - ADR	2,046,750

	TECHNOLOGY SERVICES — 3.6%
59,000	Amadeus IT Group S.A. - ADR(a)	3,957,720
89,000	Infosys Ltd. - ADR	1,552,160
		5,509,880
	TRANSPORTATION & LOGISTICS — 3.0%
60,800	Canadian Pacific Railway Ltd.	4,677,952

	WHOLESALE - CONSUMER STAPLES — 0.8%
19,000	ITOCHU Corporation - ADR	1,235,190

	TOTAL COMMON STOCKS (Cost $123,430,213)	144,441,269

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 33

International Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.1%
	MONEY MARKET FUND — 6.1%
9,442,806	Fidelity Government Portfolio, Class I, 4.71% (Cost $9,442,806)(d)	$9,442,806

	TOTAL INVESTMENTS — 99.7% (Cost $132,873,019)	$153,884,075
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	499,690
	NET ASSETS — 100.0%	$154,383,765

ADR	American Depositary Receipt
LTD	Limited Company
NV	Naamioze Vennootschap
OYJ	Julkinen osakeyhtiö
PLC	Public Limited Company
S/A	Société Anonyme

(a)	Non-income producing security.
(b)	Illiquid security. At March 31,2023, the illiquid security amounted to 0.03% of net assets.
(c)	The value of this security has been determined in good faith under policies approved by the Board of Trustees.
(d)	Rate disclosed is the seven-day effective yield as of March 31, 2023.

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS	COUNTRY
12.2%	Japan	2.4%	Switzerland
10.6%	France	1.9%	Israel
6.1%	Canada	1.8%	Sweden
6.0%	Ireland	1.7%	Italy
6.0%	Spain	1.6%	Portugal
5.4%	Netherlands	1.5%	Taiwan Province Of China
5.3%	Germany	1.1%	Brazil
5.3%	Hong Kong	0.7%	Finland
5.2%	Norway	0.0%*	Russia
5.1%	United Kingdom	93.6%	Total
4.3%	India	6.1%	Money Market Funds
3.5%	Belgium	0.3%	Other Assets Less Liabilities - Net
3.2%	China	100.0%	Grand Total
2.1%	Singapore

*	Less than 0.05%

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 34

Israel Common Values Fund

Shares		Fair Value
	COMMON STOCKS — 96.0%
	ADVERTISING & MARKETING — 0.2%
33,148	Tremor International Ltd. - ADR(a)	$173,861

	AEROSPACE & DEFENSE — 4.8%
18,501	Elbit Systems Ltd.	3,149,056
113,000	Leonardo DRS, Inc.(a)	1,465,610
		4,614,666
	APPAREL & TEXTILE PRODUCTS — 2.7%
22,063	Delta Galil Industries Ltd.	872,804
20,000	Fox Wizel Ltd.	1,698,590
		2,571,394
	BANKING — 17.7%
106,300	Bank Hapoalim BM - ADR	4,527,317
518,000	Bank Leumi Le-Israel BM	3,888,131
63,300	First International Bank Of Israel Ltd.	2,226,085
602,000	Israel Discount Bank Ltd., Class A	2,937,116
112,000	Mizrahi Tefahot Bank Ltd.	3,493,481
		17,072,130
	BIOTECH & PHARMA — 0.9%
49,000	Enlight Renewable Energy Ltd.(a)	817,461

	CHEMICALS — 2.7%
386,902	ICL Group Ltd.	2,630,934

	CONSTRUCTION MATERIALS — 0.8%
213,000	Inrom Construction Industries Ltd.	722,415

	ELECTRIC UTILITIES — 3.2%
36,200	Ormat Technologies, Inc.	3,068,705

	ENGINEERING & CONSTRUCTION — 0.2%
80,000	Shikun & Binui Ltd.(a)	149,231

	FOOD — 1.3%
55,500	Strauss Group Ltd.	1,250,528

	HEALTH CARE FACILITIES & SERVICES — 1.7%
12,769	Danel Adir Yeoshua Ltd.	933,599
1,575,013	Novolog Ltd.	792,520
		1,726,119
	HOME & OFFICE PRODUCTS — 1.3%
116,585	Maytronics Ltd.	1,235,825

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 35

Israel Common Values Fund

Shares		Fair Value
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
400,194	Tel Aviv Stock Exchange Ltd.	$1,746,698

	INSURANCE — 4.2%
132,000	Harel Insurance Investments & Financial Services	1,108,226
1,048,628	Migdal Insurance & Financial Holdings Ltd.(a)	1,116,523
182,400	Phoenix Holdings Ltd. (The)	1,805,187
		4,029,936
	LEISURE FACILITIES & SERVICES — 2.0%
20,300	Fattal Holdings 1998 Ltd.(a)	1,890,551

	MEDICAL EQUIPMENT & DEVICES — 1.6%
38,400	Inmode Ltd.(a)	1,227,264
4,700	Novocure Ltd.(a)	282,658
		1,509,922
	OIL & GAS PRODUCERS — 8.7%
250,000	Delek Drilling, L.P.	730,450
92,968	Energean plc	1,493,287
102,000	Energean plc	1,684,357
5,600	Israel Corp Ltd. (The)	1,833,766
2,350,000	Oil Refineries Ltd.(b)	640,891
8,000	Paz Oil Company Ltd.(a)	781,963
1,600,000	Ratio Oil Exploration 1992, L.P.	1,170,276
		8,334,990
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
284,000	Reit 1 Ltd.	1,239,554

	REAL ESTATE OWNERS & DEVELOPERS — 10.4%
150,000	Alony Hetz Properties & Investments Ltd.	1,169,692
237,000	Amot Investments Ltd.	1,201,109
36,500	Azrieli Group Ltd.	2,088,266
160,000	Bayside Land Corporation	1,167,607
40,000	Elco Ltd.	1,445,609
20,380	Melisron Ltd.	1,274,747
593,430	Mivne Real Estate KD Ltd.	1,636,548
		9,983,578
	RENEWABLE ENERGY — 1.9%
296,360	Energix-Renewable Energies Ltd.	828,829
3,300	SolarEdge Technologies, Inc.(a)	1,003,035
		1,831,864

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 36

Israel Common Values Fund

Shares		Fair Value
	RETAIL - CONSUMER STAPLES — 2.5%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	$1,106,269
210,000	Shufersal Ltd.	1,016,402
27,315	Victory Supermarket Chain Ltd.	272,611
		2,395,282
	SEMICONDUCTORS — 6.5%
30,000	Nova Measuring Instruments Ltd.(a)	3,134,100
73,223	Tower Semiconductor Ltd.(a)	3,109,781
		6,243,881
	SOFTWARE — 12.9%
12,600	CyberArk Software Ltd.(a)	1,864,547
29,935	Hilan Ltd.	1,241,639
8,300	Mobileye Global, Inc., Class A(a)	359,141
23,900	Nice Ltd. - ADR(a)	5,470,471
41,000	One Software Technologies Ltd.	416,030
55,300	Sapiens International Corp N.V.	1,201,116
43,200	Varonis Systems, Inc.(a)	1,123,632
21,500	Verint Systems, Inc.(a)	800,660
		12,477,236
	TECHNOLOGY HARDWARE — 0.5%
30,800	AudioCodes Ltd.	464,464

	TECHNOLOGY SERVICES — 2.1%
72,783	Magic Software Enterprises Ltd.	992,033
56,210	Matrix IT Ltd.	986,968
		1,979,001
	TELECOMMUNICATIONS — 0.5%
46,000	Cellcom Israel Ltd.(a)	164,966
74,000	Partner Communications Company Ltd.(a)	342,732
		507,698
	WHOLESALE - DISCRETIONARY — 1.6%
17,300	Tadiran Holdings Ltd.	1,564,028

	TOTAL COMMON STOCKS (Cost $61,350,276)	92,231,952

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 37

Israel Common Values Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND — 3.6%
3,500,140	Fidelity Government Portfolio, Class I, 4.71% (Cost $3,500,140)(b)	$3,500,140

	TOTAL INVESTMENTS — 99.6% (Cost $64,850,416)	$95,732,092
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%	426,265
	NET ASSETS — 100.0%	$96,158,357

ADR	American Depositary Receipt
LP	Limited Partnership
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

% OF NET ASSETS	COUNTRY
85.6%	Israel
6.8%	United States
3.3%	United Kingdom
0.3%	Jersey
96.0%	Total
3.6%	Money Market Funds
0.4%	Other Assets Less Liabilities - Net
100.0%	Grand Total

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 38

Defensive Strategies Fund

Shares		Fair Value
	CLOSED END FUNDS — 6.1%
	COMMODITY — 6.1%
579,000	Sprott Physical Silver Trust(a) (Cost $5,163,934)	$4,828,860

	COMMON STOCKS — 42.2%
	CHEMICALS — 2.3%
2,778	CF Industries Holdings, Inc.	201,377
1,853	FMC Corporation	226,307
6,014	ICL Group Ltd.	40,895
10,002	K+S A.G.	212,593
5,282	Mosaic Company (The)	242,338
5,109	Nutrien Ltd.	377,300
5,206	OCI N.V.	176,526
1,463	Sasol Ltd. - ADR	19,970
1,687	Sociedad Quimica y Minera de Chile S.A. - ADR	136,748
3,555	Yara International ASA	154,185
		1,788,239
	DATA CENTER REIT — 1.1%
8,600	Digital Realty Trust, Inc.	845,466

	DIVERSIFIED INDUSTRIALS — 0.0%(c)
638	Pentair PLC	35,262

	ELECTRIC UTILITIES — 0.1%
2,006	Atlantica Sustainable Infrastructure plc	59,298
503	Ormat Technologies, Inc.	42,639
		101,937
	FOOD — 1.5%
2,563	Adecoagro S.A.	20,735
870	Beyond Meat, Inc.(a)	14,120
545	Cal-Maine Foods, Inc.	33,185
1,977	Darling Ingredients, Inc.(a)	115,457
1,100	Ezaki Glico Company Ltd.	27,631
3,940	Hormel Foods Corporation	157,127
1,749	Ingredion, Inc.	177,927
5,400	MEIJI Holdings Company Ltd.	128,323
2,300	Morinaga Milk Industry Company Ltd.	82,633
6,365	Mowi ASA	117,624
1,100	NH Foods Ltd.	31,774
4,700	Nissui Corporation	19,222
1,279	Pilgrim’s Pride Corporation(a)	29,647
841	Salmar ASA	36,628

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 39

Defensive Strategies Fund

Shares		Fair Value
	FOOD — 1.5% (Continued)
5,100	Saputo, Inc.	$131,960
		1,123,993
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
2,400	Canfor Corporation(a)	38,570
2,600	Interfor Corporation(a)	42,361
3,200	Sumitomo Forestry Company Ltd.	63,148
		144,079
	GAS & WATER UTILITIES — 1.0%
403	American States Water Company	35,823
181	American Water Works Company, Inc.	26,515
1,254	California Water Service Group	72,983
20,948	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	209,689
598	Essential Utilities, Inc.	26,103
1,154	Severn Trent plc	40,987
6,590	United Utilities Group plc	86,176
6,602	Veolia Environnement S.A.	203,380
		701,656
	HEALTH CARE FACILITIES & SERVICES — 0.2%
48,754	Brookdale Senior Living, Inc.(a)	143,824

	INDUSTRIAL REIT — 0.7%
3,400	EastGroup Properties, Inc.	562,088

	MACHINERY — 1.8%
1,310	AGCO Corporation	177,112
11,595	CNH Industrial N.V.	177,056
1,426	Deere & Company	588,767
1,340	Evoqua Water Technologies Corporation(a)	66,625
16,900	Kubota Corporation	254,454
2,700	Kurita Water Industries Ltd.	122,832
840	Weir Group plc (The)	19,264
		1,406,110
	METALS & MINING — 5.3%
915	Agnico Eagle Mines Ltd.	46,638
2,934	Agnico Eagle Mines Ltd.	149,574
692	Alamos Gold, Inc., Class A	8,463
1,829	Alcoa Corporation	77,842
2,553	Anglo American PLC	84,345
1,172	AngloGold Ashanti Ltd. - ADR	28,351
1,391	Antofagasta plc	27,131
513	Aurubis A.G.	47,332
59,125	B2Gold Corporation	232,953
6,990	Barrick Gold Corporation	129,804

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 40

Defensive Strategies Fund

Shares		Fair Value
	METALS & MINING — 5.3% (Continued)
4,449	BHP Group Ltd. - ADR	$282,111
2,352	Cameco Corporation	61,552
4,500	Capstone Copper Corporation(a)	20,310
3,247	Cia de Minas Buenaventura S.A.A - ADR	26,560
964	Cleveland-Cliffs, Inc.(a)	17,670
1,125	Compass Minerals International, Inc.	38,576
7,100	Endeavour Mining plc	171,101
180	Eramet S.A.	18,783
5,300	First Quantum Minerals Ltd.	121,841
1,354	Franco-Nevada Corporation	197,413
6,238	Freeport-McMoRan, Inc.	255,197
22,264	Glencore PLC	127,609
22,314	Gold Fields Ltd. - ADR	297,223
1,842	Hecla Mining Company	11,660
5,000	Hudbay Minerals, Inc.	26,230
2,500	Ivanhoe Mines Ltd.(a)	22,586
33,591	Kinross Gold Corporation	158,214
1,334	Lithium Americas Corporation(a)	29,028
22	Livent Corporation(a)	478
20,800	Lundin Mining Corporation	141,281
4,500	Mitsubishi Materials Corporation	73,109
2,026	MP Materials Corporation(a)	57,113
6,095	Newmont Corporation	298,778
9,396	Norsk Hydro ASA	69,850
538	Pan American Silver Corporation	9,792
2,870	Rio Tinto plc - ADR	196,882
188	Royal Gold, Inc.	24,385
8,669	Sandstorm Gold Ltd.	50,367
34	Sibanye Stillwater Ltd. - ADR	283
881	Southern Copper Corporation	67,176
6,047	SSR Mining, Inc.	91,431
800	Sumitomo Metal Mining Company Ltd.	30,423
1,143	Teck Resources Ltd., Class B	41,736
15,410	Vale S.A. - ADR	243,170
306	Wheaton Precious Metals Corporation	14,737
8,737	Yamana Gold, Inc.	51,111
		4,178,199
	OIL & GAS PRODUCERS — 6.1%
5,196	Aker BP ASA	127,251
3,408	APA Corporation	122,892
8,400	ARC Resources Ltd.	95,279
40,200	Baytex Energy Corporation(a)	150,804

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 41

Defensive Strategies Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 6.1% (Continued)
2,357	Callon Petroleum Company(a)	$78,818
1,665	Canadian Natural Resources Ltd.	92,158
12,100	Cenovus Energy, Inc.	211,109
592	Chord Energy Corporation	79,683
1,338	Civitas Resources, Inc.	91,439
1,701	CNX Resources Corporation(a)	27,250
3,310	ConocoPhillips	328,385
4,962	Coterra Energy, Inc.	121,767
21,800	Crescent Point Energy Corporation	153,880
3,063	Devon Energy Corporation	155,018
1,189	Diamondback Energy, Inc.	160,717
3,518	Enerplus Corporation	50,694
1,525	Eni SpA - ADR	42,700
1,611	EOG Resources, Inc.	184,669
127	EQT Corporation	4,053
8,976	Equinor ASA - ADR	255,188
42	Hess Corporation	5,558
2,300	Imperial Oil Ltd.	116,964
24,000	Inpex Corporation	252,533
5,174	Kosmos Energy Ltd.(a)	38,495
1,380	Magnolia Oil & Gas Corporation, Class A	30,194
6,233	Marathon Oil Corporation	149,343
1,615	Matador Resources Company	76,955
2,800	MEG Energy Corporation(a)	44,978
1,677	Murphy Oil Corporation	62,015
1,901	Occidental Petroleum Corporation	118,679
650	Ovintiv, Inc.	23,452
2,800	Parex Resources, Inc.	52,084
1,975	PDC Energy, Inc.	126,756
13,405	Petroleo Brasileiro S.A. - ADR	139,814
1,256	Pioneer Natural Resources Company	256,525
2,900	PrairieSky Royalty Ltd.	45,919
1,670	Range Resources Corporation	44,205
3,139	SM Energy Company	88,394
9,131	Southwestern Energy Company(a)	45,655
2,100	Suncor Energy, Inc.	65,198
2,403	TotalEnergies S.E.	141,693
3,100	Tourmaline Oil Corporation	129,182
14,900	Vermilion Energy, Inc.	193,262
14,500	Whitecap Resources, Inc.	112,115
		4,893,722

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 42

Defensive Strategies Fund

Shares		Fair Value
	OIL & GAS SERVICES & EQUIPMENT — 1.0%
3,881	Baker Hughes Company	$112,006
2,561	ChampionX Corporation	69,480
3,524	Halliburton Company	111,499
770	Helmerich & Payne, Inc.	27,528
7,939	Liberty Oilfield Services, Inc., Class A	101,699
1,425	NOV, Inc.	26,377
3,391	Patterson-UTI Energy, Inc.	39,675
4,683	Schlumberger Ltd	229,934
18,096	Transocean Ltd.(a)	115,090
		833,288
	REAL ESTATE INVESTMENT TRUSTS — 18.8%
25,000	Alexander & Baldwin, Inc.	472,750
20,500	American Homes 4 Rent, Class A	644,725
16,800	Americold Realty Trust, Inc.	477,960
15,000	Armada Hoffler Properties, Inc.	177,150
5,800	AvalonBay Communities, Inc.	974,748
6,000	Camden Property Trust	629,040
9,750	Crown Castle, Inc.	1,304,940
19,000	CTO Realty Growth, Inc.	327,940
1,000	Equinix, Inc.	721,040
20,000	InvenTrust Properties Corporation	468,000
28,000	Invitation Homes, Inc.	874,440
5,300	Life Storage, Inc.	694,777
19,000	Plymouth Industrial REIT, Inc.	399,190
930	PotlatchDeltic Corporation	46,035
13,345	Prologis, Inc.	1,665,056
2,750	Public Storage	830,885
2,865	Rayonier, Inc.	95,290
3,700	SBA Communications Corporation, A	965,959
40,000	SITE Centers Corporation	491,200
4,550	Sun Communities, Inc.	641,004
18,000	Ventas, Inc.	780,300
13,500	Welltower, Inc.	967,815
5,069	Weyerhaeuser Company	152,729
		14,802,973
	RENEWABLE ENERGY — 0.6%
155	Array Technologies, Inc.(a)	3,391
2,867	Daqo New Energy Corporation - ADR(a)	134,290
508	Enphase Energy, Inc.(a)	106,822
404	First Solar, Inc.(a)	87,870
1,733	Green Plains, Inc.(a)	53,706

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 43

Defensive Strategies Fund

Shares		Fair Value
	RENEWABLE ENERGY — 0.6% (Continued)
183	SolarEdge Technologies, Inc.(a)	$55,623
		441,702
	RESIDENTIAL REIT — 0.6%
8,000	Equity Residential	480,000

	STEEL — 0.6%
873	ArcelorMittal S.A. - ADR	26,295
1,303	ATI, Inc.(a)	51,416
1,374	Gerdau S.A. - ADR	6,776
2,200	JFE Holdings, Inc.	27,822
2,000	OSAKA Titanium Technologies Company Ltd.	48,054
140	Reliance Steel & Aluminum Company	35,944
346	Steel Dynamics, Inc.	39,119
1,300	Stelco Holdings, Inc.	50,345
1,624	Ternium S.A. - ADR	67,006
4,041	United States Steel Corporation	105,469
		458,246
	WHOLESALE - CONSUMER STAPLES — 0.3%
1,115	Andersons, Inc. (The)	46,072
2,308	Bunge Ltd.	220,460
		266,532

	TOTAL COMMON STOCKS (Cost $32,967,084)	33,207,316

	EXCHANGE-TRADED FUNDS — 10.1%
	EQUITY — 7.6%
240,000	Timothy Plan Market Neutral ETF(b)	5,972,424

	SPECIALTY — 2.5%
106,000	Invesco DB US Dollar Index Bearish Fund	1,989,620

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,005,175)	7,962,044

	PRECIOUS METALS - PHYSICAL HOLDING — 15.4%
	PRECIOUS METAL — 15.4%
6,143	GOLD BARS - XAU BGN CURNCY(a) (Cost $7,240,876)	12,098,060

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 44

Defensive Strategies Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.1%
	U.S. TREASURY INFLATION PROTECTED — 22.1%
1,570,000	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	$1,996,544
1,285,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	2,065,010
1,455,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,225,122
1,450,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,230,679
1,625,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,903,581
655,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	957,557
1,230,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,431,933
1,060,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,581,673
1,400,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	1,487,584
235,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	354,624
1,345,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	1,072,812
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,811,133)			17,307,119

Shares
	SHORT-TERM INVESTMENT — 4.1%
	MONEY MARKET FUND — 4.1%
3,261,006	Fidelity Government Portfolio, Class I, 4.71% (Cost $3,261,006)(d)	3,261,006

	TOTAL INVESTMENTS — 100.0% (Cost $75,449,208)	$78,664,405
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(7,534)
	NET ASSETS — 100.0%	$78,656,871

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S/A	Société Anonyme

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 45

Strategic Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.3%
	EQUITY — 62.3%
120,406	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,834,983
228,756	Timothy Plan International ETF(a)	5,716,612
212,700	Timothy Plan Market Neutral Etf	5,293,061
223,439	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,177,216
89,423	Timothy Plan US Small Cap Core ETF(a)	2,796,007
		21,817,879

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,870,737)	21,817,879

	OPEN END FUNDS — 35.1%
	EQUITY — 8.1%
252,227	Timothy Plan International Fund, Class A	2,822,418

	FIXED INCOME — 17.9%
457,171	Timothy Plan Fixed Income Fund, Class A(a)	4,187,686
249,386	Timothy Plan High Yield Bond Fund, Class A	2,097,338
		6,285,024
	MIXED ALLOCATION — 9.1%
241,021	Timothy Plan Defensive Strategies Fund, Class A	3,169,425

	TOTAL OPEN END FUNDS (Cost $12,763,553)	12,276,867

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS — 2.5%
885,093	Fidelity Government Portfolio, CLASS I, 4.71% (Cost $885,093)(b)	885,093

	TOTAL INVESTMENTS — 99.9% (Cost $35,519,383)	$34,979,839
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	28,905
	NET ASSETS — 100.0%	$35,008,744

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 46

Conservative Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8%
	EQUITY — 47.8%
110,860	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,610,221
157,144	Timothy Plan International ETF(a)	3,927,029
261,300	Timothy Plan Market Neutral Etf	6,502,476
219,586	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,087,939
68,705	Timothy Plan US Small Cap Core ETF(a)	2,148,213
		20,275,878

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,411,871)	20,275,878

	OPEN END FUNDS — 49.6%
	EQUITY — 5.6%
213,035	Timothy Plan International Fund, Class A	2,383,862

	FIXED INCOME — 36.9%
1,404,674	Timothy Plan Fixed Income Fund, Class A(a)	12,866,810
331,827	Timothy Plan High Yield Bond Fund, Class A	2,790,669
		15,657,479
	MIXED ALLOCATION — 7.1%
230,268	Timothy Plan Defensive Strategies Fund, Class A	3,028,020

	TOTAL OPEN END FUNDS (Cost $22,579,288)	21,069,361

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS — 2.1%
892,137	Fidelity Government Portfolio, CLASS I, 4.71% (Cost $892,137)(b)	892,137

	TOTAL INVESTMENTS — 99.5% (Cost $43,883,296)	$42,237,376
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	192,793
	NET ASSETS — 100.0%	$42,430,169

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 47

Section 3 | Statements of Assets and Liabilities

MARCH 31, 2023 (UNAUDITED)

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	AGGRESSIVE GROWTH FUND
ASSETS:
Investments, at cost	$143,058,593	$177,170,080	$34,491,036
Investments in affiliates, at cost	14,834,080	48,945,129	—
Investments, at value	$145,857,745	$229,394,533	$41,485,376
Investments in affiliates, at value	18,134,976	51,078,951	—
Dividends and interest receivable	211,735	113,985	40,917
Receivable for fund shares sold	106,735	245,116	10,002
Receivable for securities sold	908,120	—	—
Receivable for foreign tax reclaims	—	—	—
Prepaid expenses and other assets	59,136	27,268	16,168
Total Assets	165,278,447	280,859,853	41,552,463

LIABILITIES:
Payable for securities purchased	1,564,292	—	—
Payable for fund shares redeemed	78,632	225,416	4,303
Payable to service providers	28,843	46,090	5,518
Accrued advisory fees	99,598	152,913	25,896
Accrued 12b-1 fees	26,412	46,439	8,710
Accrued expenses and other liabilities	30,600	20,849	23,411
Total Liabilities	1,828,377	491,707	67,838

Net Assets	$163,450,070	$280,368,146	$41,484,625

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$157,312,410	$226,499,108	$35,578,590
Accumulated earnings (deficit)	6,137,660	53,869,038	5,906,035
Net Assets	$163,450,070	$280,368,146	$41,484,625

Class A
Net Assets	$100,371,577	$166,794,272	$32,601,643
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,748,142	8,122,584	3,372,720
Net Asset Value, offering price and redemption price per share	$17.46	$20.53	$9.67
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$18.48	$21.72	$10.23

Class C
Net Assets	$6,617,710	$15,452,722	$2,619,806
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	624,026	1,054,842	363,452
Net Asset Value, offering price and redemption price per share	$10.60	$14.65	$7.21
Minimum Redemption Price Per Share (NAV * 0.99)	$10.49	$14.50	$7.14

Class I
Net Assets	$56,460,783	$98,121,152	$6,263,176
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,175,432	4,715,467	627,956
Net Asset Value, offering price and redemption price per share	$17.78	$20.81	$9.97

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 48

	LARGE/MID CAP GROWTH FUND	GROWTH & INCOME FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$89,230,549	$9,824,736	$95,860,212
Investments in affiliates, at cost	21,565,045	8,197,973	15,521,700
Investments, at value	$111,910,778	$9,417,318	$87,433,410
Investments in affiliates, at value	21,657,668	7,804,522	15,428,762
Dividends and interest receivable	102,284	43,619	491,083
Receivable for fund shares sold	168,335	410,959	327,048
Receivable for securities sold	1,569,031	—	—
Prepaid expenses and other assets	19,063	11,690	17,488
Total Assets	135,427,159	17,688,108	103,697,791

LIABILITIES:
Payable for fund shares redeemed	82,159	24,743	103,572
Payable to service providers	41,451	7,304	44,649
Accrued advisory fees	75,712	5,668	31,575
Accrued 12b-1 fees	26,888	4,344	21,888
Accrued expenses and other liabilities	35,839	6,266	35,894
Total Liabilities	262,049	48,325	237,578

Net Assets	$135,165,110	$17,639,783	$103,460,213

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$111,413,525	$18,305,494	$118,724,823
Accumulated earnings (deficit)	23,751,585	(665,711)	(15,264,610)
Net Assets	$135,165,110	$17,639,783	$103,460,213

Class A
Net Assets	$92,710,274	$12,976,726	$71,565,164
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,141,781	1,230,168	7,810,556
Net Asset Value, offering price and redemption price per share	$10.14	$10.55	$9.16
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$10.73	$11.16	$9.59	*

Class C
Net Assets	$9,604,694	$1,919,816	$8,786,682
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,297,675	189,866	996,840
Net Asset Value, offering price and redemption price per share	$7.40	$10.11	$8.81
Minimum Redemption Price Per Share (NAV * 0.99)	$7.33	$10.01	$8.72

Class I
Net Assets	$32,850,142	$2,743,241	$23,108,367
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,134,231	258,015	2,546,147
Net Asset Value, offering price and redemption price per share	$10.48	$10.63	$9.08

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 49

	HIGH YIELD BOND FUND		INTERNATIONAL FUND	ISRAEL COMMON VALUES FUND
ASSETS:
Investments, at cost	$131,510,245		$132,873,019	$64,850,416
Investments in affiliates, at cost	22,741,794		—	—
Investments, at value	$115,894,053		$153,884,075	$95,732,092
Investments in affiliates, at value	22,605,625		—	—
Dividends and interest receivable	1,920,872		327,916	329,348
Receivable for fund shares sold	376,671		127,852	196,248
Receivable for securities sold	—		77,450	995,040
Receivable for foreign tax reclaims	—		445,738	—
Prepaid expenses and other assets	21,470		28,216	8,201
Total Assets	140,818,691		154,891,247	97,260,929

LIABILITIES:
Payable for securities purchased	375,000		206,370	724,416
Payable for fund shares redeemed	210,824		96,237	188,423
Payable to service providers	18,859		27,278	27,774
Accrued advisory fees	52,585		119,575	81,965
Accrued 12b-1 fees	16,682		12,839	18,084
Accrued expenses and other liabilities	15,287		45,183	61,910
Total Liabilities	689,237		507,482	1,102,572

Net Assets	$140,129,454		$154,383,765	$96,158,357

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$159,987,819		$134,689,690	$71,162,893
Accumulated earnings (deficit)	(19,858,365)		19,694,075	24,995,464
Net Assets	$140,129,454		$154,383,765	$96,158,357

Class A
Net Assets	$70,321,518		$55,717,521	$49,340,697
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,361,760		4,978,871	2,503,554
Net Asset Value, offering price and redemption price per share	$8.41		$11.19	$19.71
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$8.81	*	$11.84	$20.86

Class C
Net Assets	$2,449,153		$1,886,257	$8,771,670
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	285,983		175,637	477,283
Net Asset Value, offering price and redemption price per share	$8.56		$10.74	$18.38
Minimum Redemption Price Per Share (NAV * 0.99)	$8.47		$10.63	$18.20

Class I
Net Assets	$67,358,783		$96,779,987	$38,045,990
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,005,981		8,624,549	1,903,854
Net Asset Value, offering price and redemption price per share	$8.41		$11.22	$19.98

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 50

	DEFENSIVE STRATEGIES FUND	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND
ASSETS:
Investments, at cost	$68,208,332	$885,093	$892,137
Investments in affiliates, at cost	—	34,634,290	42,991,159
Investments, at value	$66,566,344	$885,093	$892,137
Investments in affiliates, at value	—	34,094,746	41,345,239
Gold Investments, at fair value (Cost $7,240,876)	12,098,061	—	—
Cash	566	—	—
Foreign Cash
Canadian Dollar (CAD)(Cost $2,833)	2,823	—	—
Euro (EUR)(Cost $13)	0	—	—
Great British Pound (GBP)(Cost $752)	750	—	—
Japanese Yen (JPY)(Cost $1,213)	1,327	—	—
Dividends and interest receivable	159,987	66,102	139,414
Receivable for fund shares sold	127,099	29,122	106,883
Receivable for securities sold	1,985,224	—	—
Receivable for foreign tax reclaims	4,104	—	—
Prepaid expenses and other assets	11,338	9,331	14,346
Total Assets	80,957,623	35,084,394	42,498,019

LIABILITIES:
Payable for securities purchased	1,996,775	—	—
Payable for fund shares redeemed	206,966	25,358	21,824
Payable to service providers	20,688	16,948	13,649
Accrued advisory fees	32,330	12,683	17,922
Accrued 12b-1 fees	10,829	1,252	2,303
Accrued expenses and other liabilities	33,164	19,409	12,152
Total Liabilities	2,300,752	75,650	67,850

Net Assets	$78,656,871	$35,008,744	$42,430,169

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$75,479,006	$35,568,843	$44,268,732
Accumulated earnings (deficit)	3,177,865	(560,099)	(1,838,563)
Net Assets	$78,656,871	$35,008,744	$42,430,169

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 51

	DEFENSIVE STRATEGIES FUND	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND
Class A
Net Assets	$47,566,033	$32,209,048	$38,353,656
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,617,036	3,579,498	3,920,196
Net Asset Value, offering price and redemption price per share	$13.15	$9.00	$9.78
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$13.92	$9.52	$10.35

Class C
Net Assets	$4,309,624	$2,799,696	$4,076,513
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	348,694	364,944	480,505
Net Asset Value, offering price and redemption price per share	$12.36	$7.67	$8.48
Minimum Redemption Price Per Share (NAV * 0.99)	$12.24	$7.59	$8.40

Class I
Net Assets	$26,781,214	$—	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,034,339	—	—
Net Asset Value, offering price and redemption price per share	$13.16	$—	$—

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 52

Section 4 | Statements of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2023 (UNAUDITED)

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	AGGRESSIVE GROWTH FUND
Investment Income:
Interest income	$59,693	$295,178	$51,226
Dividend Income	1,896,263	1,714,735	216,038
Dividend income from affiliated investments	94,450	542,632	—
Foreign tax withheld	(932)	(4,567)	(29)
Total Investment Income	2,049,474	2,547,978	267,235

Operating Expenses:
Investment advisory fees	680,561	1,146,196	164,582
12b-1 Fees:
Class A	125,424	203,306	38,648
Class C	33,003	76,324	11,757
Administration fees	136,934	235,187	34,219
Registration fees	14,689	57,860	17,290
Printing expenses	26,425	35,914	9,857
Non 12b-1 shareholder service fees	43,590	75,667	9,500
Audit fees	7,720	7,739	7,671
Trustees’ fees	6,059	14,906	4,205
Compliance officer fees	4,898	11,727	1,265
Custody fees	14,432	15,062	834
Insurance expenses	2,127	671	766
Miscellaneous expenses	2,996	961	4,466
Total Operating Expenses	1,098,858	1,881,520	305,060
Less: Expenses waived by Advisor for Affiliated Holdings	(72,615)	(207,283)	—
Less: Expenses waived by Advisor	(40,485)	(68,189)	(19,363)
Net Operating Expenses	985,758	1,606,048	285,697

Net Investment Income (Loss)	1,063,716	941,930	(18,462)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(333,324)	(2,303,279)	(834,913)
foreign currency transactions	—	—	—
and affiliated investments	—	790,494	—
Net change in unrealized appreciation (depreciation) on investments	19,913,510	33,118,132	7,118,401
affiliated investments	2,066,772	2,485,442	—
and foreign currency translations	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	21,646,958	34,090,789	6,283,488

Net Increase (Decrease) in Net Assets Resulting From Operations	$22,710,674	$35,032,719	$6,265,026

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 53

	LARGE/MID CAP GROWTH FUND	GROWTH & INCOME FUND	FIXED INCOME FUND
Investment Income:
Interest income	$139,545	$151,873	$1,388,832
Dividend Income	626,658	—	—
Dividend income from affiliated investments	191,144	122,498	40,756
Foreign tax withheld	(4,404)	—	—
Total Investment Income	952,943	274,371	1,429,588

Operating Expenses:
Investment advisory fees	533,688	137,711	320,617
12b-1 Fees:
Class A	112,273	—	95,644
Class C	46,788	15,266	43,293
Administration fees	126,857	55,764	134,214
Registration fees	29,039	3,931	33,434
Printing expenses	16,316	16,164	15,578
Non 12b-1 shareholder service fees	35,480	8,162	48,841
Audit fees	7,758	3,178	7,663
Trustees’ fees	7,195	4,020	9,214
Compliance officer fees	6,282	8,258	5,091
Custody fees	9,119	508	11,927
Insurance expenses	1,236	497	1,812
Miscellaneous expenses	4,417	793	994
Total Operating Expenses	936,448	254,252	728,322
Less: Expenses waived by Advisor for Affiliated Holdings	(88,196)	—	(10,081)
Less: Expenses waived by Advisor	(31,816)	—	(106,609)
Net Operating Expenses	816,436	254,252	611,632

Net Investment Income (Loss)	136,507	179,854	817,956

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	2,162,364	—	(4,037,084)
foreign currency transactions	26	—	—
and affiliated investments	274,680	(257,761)	—
Net change in unrealized appreciation (depreciation) on investments	14,275,156	—	7,110,108
affiliated investments	569,177	3,079,982	(92,938)
alternative investments		—
and foreign currency translations	52	—	—
Net Realized and Unrealized Gain (Loss) on Investments	17,281,455	2,822,221	2,980,086

Net Increase (Decrease) in Net Assets Resulting From Operations	$17,417,962	$3,002,075	$3,798,042

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 54

	HIGH YIELD BOND FUND	INTERNATIONAL FUND	ISRAEL COMMON VALUES FUND
Investment Income:
Interest income	$4,441,049	$130,793	$80,167
Dividend Income	145	1,222,246	1,375,754
Dividend income from affiliated investments	59,715	—	—
Foreign tax withheld	—	(172,194)	(313,727)
Total Investment Income	4,500,909	1,180,845	1,142,194

Operating Expenses:
Investment advisory fees	440,098	692,098	509,602
12b-1 Fees:
Class A	86,195	65,713	66,730
Class C	12,022	8,808	49,714
Administration fees	153,745	118,594	129,025
Non 12b-1 shareholder service fees	70,602	30,940	44,572
Registration fees	49,575	21,925	30,174
Printing expenses	30,008	62,323	33,219
Custody fees	9,209	7,519	63,616
Trustees’ fees	8,692	9,689	10,023
Audit fees	8,421	7,177	8,087
Compliance officer fees	6,528	10,072	5,930
Insurance expenses	1,725	1,274	2,051
Miscellaneous expenses	3,218	1,037	1,070
Total Operating Expenses	880,038	1,037,169	953,813
Less: Expenses waived by Advisor for Affiliated Holdings	(18,462)	—	—
Less: Expenses waived by Advisor	(73,057)	(34,605)	—
Net Operating Expenses	788,519	1,002,564	953,813

Net Investment Income (Loss)	3,712,390	178,281	188,381

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(4,093,532)	1,811,959	(530,010)
foreign currency transactions	—	122	213
and affiliated investments	—	—	—
Net change in unrealized appreciation (depreciation) on investments	11,299,842	24,936,840	(9,008,237)
affiliated investments	(136,169)	—	—
alternative investments	—		—
and foreign currency translations	—	65	(564)
Net Realized and Unrealized Gain (Loss) on Investments	7,070,141	26,748,986	(9,538,598)

Net Increase (Decrease) in Net Assets Resulting From Operations	$10,782,531	$26,927,267	$(9,350,217)

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 55

	DEFENSIVE STRATEGIES FUND	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND
Investment Income:
Interest income	$282,454	$17,970	$25,504
Dividend Income	591,469	—	—
Dividend income from affiliated investments	21,036	339,265	408,602
Foreign tax withheld	(22,517)	—	—
Total Investment Income	872,442	357,235	434,106

Operating Expenses:
Investment advisory fees	236,233	111,948	137,711
12b-1 Fees:
Class A	59,668	—	—
Class C	23,548	10,329	15,266
Administration fees	83,029	42,265	55,764
Non 12b-1 shareholder service fees	23,653	6,886	3,931
Registration fees	29,459	19,220	16,164
Printing expenses	14,850	7,132	8,162
Custody fees	22,883	3,463	3,178
Trustees’ fees	4,381	3,762	4,020
Audit fees	8,125	8,163	8,258
Compliance officer fees	4,474	2,301	508
Insurance expenses	1,293	258	497
Miscellaneous expenses	1,184	638	793
Total Operating Expenses	512,780	216,365	254,252
Less: Expenses waived by Advisor for Affiliated Holdings	(7,154)	—	—
Less: Expenses waived by Advisor	(19,608)	—	—
Net Operating Expenses	486,018	216,365	254,252

Net Investment Income (Loss)	386,424	140,870	179,854

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(126,244)	—	—
foreign currency transactions	561	—	—
and affiliated investments	(17,576)	(111,561)	(257,761)
Net change in unrealized appreciation (depreciation) on investments	5,256,764	—	—
affiliated investments	(35,976)	3,157,898	3,079,982
alternative investments	1,889,376	—	—
and foreign currency translations	575	—	—
Net Realized and Unrealized Gain (Loss) on Investments	6,967,480	3,046,337	2,822,221

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,353,904	$3,187,207	$3,002,075

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 56

Section 5 | Statements of Changes in Net Assets

	Small Cap Value Fund		Large/Mid Cap Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income (loss)	$1,063,716	$821,337	$941,930	$966,275
Net realized gain (loss) from investments and foreign currency transactions	(333,324)	11,989,881	(1,512,785)	16,388,620
Capital gain dividends from REITs	—	145,929	—	3,114
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	21,980,282	(42,761,726)	35,603,574	(44,360,840)
Net increase (decrease) in net assets resulting from operations	22,710,674	(29,804,579)	35,032,719	(27,002,831)

Distributions to Shareholders:
Total distributions paid
Class A	(6,249,977)	(9,637,804)	(8,491,776)	(7,549,688)
Class C	(616,255)	(983,809)	(1,067,512)	(979,388)
Class I	(3,302,915)	(5,204,941)	(4,721,274)	(3,830,408)
Total dividends and distributions to shareholders	(10,169,147)	(15,826,554)	(14,280,562)	(12,359,484)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,466,815	14,285,397	9,216,082	30,609,409
Class C	620,399	1,136,844	1,676,517	2,753,183
Class I	12,198,884	16,782,944	31,680,062	52,851,310
Reinvestment of dividends and distributions
Class A	6,022,124	9,252,978	8,119,209	7,176,779
Class C	600,778	965,184	1,041,605	944,691
Class I	3,083,981	4,805,204	4,208,753	3,624,620
Cost of shares redeemed
Class A	(5,538,598)	(12,852,757)	(11,238,620)	(26,834,180)
Class C	(645,484)	(1,306,981)	(1,792,337)	(2,568,862)
Class I	(9,103,941)	(16,626,684)	(24,863,512)	(41,124,442)
Net increase (decrease) in net assets from share transactions of beneficial interest	10,704,958	16,442,129	18,047,759	27,432,508

Total Increase (Decrease) in Net Assets	23,246,485	(29,189,004)	38,799,916	(11,929,807)

Net Assets:
Beginning of period	140,203,585	169,392,589	241,568,230	253,498,037
End of period	$163,450,070	$140,203,585	$280,368,146	$241,568,230

Share Activity:
Shares Sold
Class A	196,889	766,831	457,119	1,417,264
Class C	56,681	88,010	113,641	169,511
Class I	676,226	859,880	1,537,094	2,393,106
Shares Reinvested
Class A	343,925	461,955	399,567	313,123
Class C	56,358	76,059	71,687	56,232
Class I	173,063	236,012	204,606	156,234
Shares Redeemed
Class A	(314,928)	(661,742)	(556,876)	(1,247,185)
Class C	(60,266)	(107,700)	(124,385)	(161,301)
Class I	(514,602)	(848,425)	(1,195,956)	(1,892,940)
Net increase (decrease) in shares of beneficial interest outstanding	613,346	870,880	906,497	1,204,044

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 57

	Aggressive Growth Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income (loss)	$(18,462)	$(416,583)	$136,507	$(483,325)
Net realized gain (loss) from investments and foreign currency transactions	(834,913)	2,412,528	2,437,070	12,702,779
Capital gain dividends from REITs
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	7,118,401	(15,341,328)	14,844,385	(39,203,897)
Net increase (decrease) in net assets resulting from operations	6,265,026	(13,345,383)	17,417,962	(26,984,443)

Distributions to Shareholders:
Total distributions paid
Class A	(886,181)	(3,166,804)	(8,357,597)	(6,125,923)
Class C	(91,155)	(319,674)	(1,163,353)	(919,025)
Class I	(146,597)	(1,078,951)	(2,198,299)	(1,710,601)
Total dividends and distributions to shareholders	(1,123,933)	(4,565,429)	(11,719,249)	(8,755,549)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,274,920	6,798,763	5,721,126	22,960,254
Class C	330,834	472,219	625,769	1,737,733
Class I	2,106,509	4,132,982	12,102,691	24,914,569
Reinvestment of dividends and distributions
Class A	854,542	3,076,335	8,050,809	5,942,037
Class C	90,051	314,956	1,134,944	893,579
Class I	135,571	1,017,533	2,010,936	1,548,553
Cost of shares redeemed
Class A	(2,677,266)	(6,520,183)	(8,000,070)	(17,431,366)
Class C	(236,254)	(371,290)	(852,443)	(1,860,539)
Class I	(1,253,374)	(9,190,149)	(4,497,270)	(24,237,143)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,625,533	(268,834)	16,296,492	14,467,677

Total Increase (Decrease) in Net Assets	6,766,626	(18,179,646)	21,995,205	(21,272,315)

Net Assets:
Beginning of period	34,717,999	52,897,645	113,169,905	134,442,220
End of period	$41,484,625	$34,717,999	$135,165,110	$113,169,905

Share Activity:
Shares Sold
Class A	249,245	645,706	571,765	1,963,175
Class C	47,342	57,410	83,753	185,900
Class I	216,421	361,658	1,158,665	2,023,305
Shares Reinvested
Class A	94,113	261,372	812,392	458,845
Class C	13,261	35,191	156,544	90,627
Class I	14,484	84,094	196,572	116,433
Shares Redeemed
Class A	(294,107)	(609,956)	(800,463)	(1,506,365)
Class C	(35,048)	(48,564)	(116,336)	(210,222)
Class I	(131,909)	(859,288)	(431,449)	(2,034,559)
Net increase (decrease) in shares of beneficial interest outstanding	173,802	(72,377)	1,631,443	1,087,139

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 58

	Growth & Income Fund		Fixed Income Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income (loss)	$137,428	$178,666	$817,956	$1,005,202
Net realized gain (loss) from investments and foreign currency transactions	463,826	981,846	(4,037,084)	(1,094,738)
Capital gain dividends from REITs			—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	464,316	(2,860,270)	7,017,170	(17,624,089)
Net increase (decrease) in net assets resulting from operations	1,065,570	(1,699,758)	3,798,042	(17,713,625)

Distributions to Shareholders:
Total distributions paid
Class A	(893,227)	(210,548)	(591,009)	(962,214)
Class C	(128,891)	(17,407)	(48,698)	(57,666)
Class I	(258,534)	(48,672)	(213,667)	(341,148)
Total dividends and distributions to shareholders	(1,280,652)	(276,627)	(853,374)	(1,361,028)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	741,063	3,439,486	5,742,134	18,885,674
Class C	337,671	544,945	751,648	1,105,757
Class I	1,373,925	3,133,878	8,513,232	30,558,230
Reinvestment of dividends and distributions
Class A	841,605	197,107	516,607	869,034
Class C	127,544	17,139	35,871	44,199
Class I	247,300	45,237	174,065	295,153
Cost of shares redeemed
Class A	(1,633,082)	(3,283,823)	(18,124,966)	(21,295,182)
Class C	(440,455)	(372,602)	(1,078,129)	(2,050,201)
Class I	(1,967,424)	(1,717,298)	(7,402,884)	(24,293,736)
Net increase (decrease) in net assets from share transactions of beneficial interest	(371,853)	2,004,069	(10,872,422)	4,118,928

Total Increase (Decrease) in Net Assets	(586,935)	27,684	(7,927,754)	(14,955,725)

Net Assets:
Beginning of period	18,226,718	18,199,034	111,387,967	126,343,692
End of period	17,639,783	$18,226,718	$103,460,213	$111,387,967

Share Activity:
Shares Sold
Class A	69,886	283,962	633,081	1,911,750
Class C	32,617	47,121	82,487	114,172
Class I	126,147	257,713	946,796	3,122,628
Shares Reinvested
Class A	79,368	16,679	56,561	92,242
Class C	12,545	1,485	4,090	4,850
Class I	23,145	3,830	19,232	31,359
Shares Redeemed
Class A	(152,349)	(275,448)	(1,986,644)	(2,150,743)
Class C	(42,919)	(32,396)	(124,898)	(216,378)
Class I	(184,894)	(142,912)	(832,117)	(2,519,843)
Net increase (decrease) in shares of beneficial interest outstanding	(36,454)	160,034	(1,201,412)	390,037

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 59

	High Yield Bond Fund		International Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income (loss)	$3,712,390	$6,504,044	$178,281	$1,349,477
Net realized gain (loss) from investments and foreign currency transactions	(4,093,532)	784,476	1,812,081	(3,059,947)
Capital gain dividends from REITs	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	11,163,673	(31,248,562)	24,936,905	(41,656,133)
Net increase (decrease) in net assets resulting from operations	10,782,531	(23,960,042)	26,927,267	(43,366,603)

Distributions to Shareholders:
Total distributions paid
Class A	(1,747,761)	(3,718,716)	(242,141)	(270,831)
Class C	(50,576)	(114,907)	—	—
Class I	(1,861,294)	(3,044,420)	(572,599)	(517,840)
Total dividends and distributions to shareholders	(3,659,631)	(6,878,043)	(814,740)	(788,671)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,548,687	43,968,574	5,973,245	12,160,604
Class C	396,201	844,628	345,769	284,468
Class I	42,502,448	82,264,598	23,746,120	35,654,044
Reinvestment of dividends and distributions
Class A	1,558,442	3,368,274	203,371	237,790
Class C	48,929	110,779	—	—
Class I	1,230,853	2,211,923	405,754	347,901
Cost of shares redeemed
Class A	(14,145,619)	(27,111,540)	(6,199,045)	(10,240,838)
Class C	(459,202)	(1,124,126)	(285,759)	(494,212)
Class I	(46,869,797)	(73,002,858)	(12,504,559)	(13,721,678)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,189,058)	31,530,252	11,684,896	24,228,079

Total Increase (Decrease) in Net Assets	2,933,842	692,167	37,797,423	(19,927,195)

Net Assets:
Beginning of period	137,195,612	136,503,445	116,586,342	136,513,537
End of period	$140,129,454	$137,195,612	$154,383,765	$116,586,342

Share Activity:
Shares Sold
Class A	1,385,878	4,614,615	564,685	1,074,374
Class C	46,297	87,645	34,084	24,476
Class I	5,065,137	9,130,532	2,214,825	3,086,411
Shares Reinvested
Class A	186,557	381,666	18,971	18,947
Class C	5,752	12,351	—	—
Class I	147,231	252,153	37,780	27,677
Shares Redeemed
Class A	(1,702,348)	(2,983,722)	(576,984)	(888,203)
Class C	(53,754)	(123,685)	(28,416)	(43,694)
Class I	(5,611,511)	(7,952,995)	(1,195,831)	(1,204,533)
Net increase (decrease) in shares of beneficial interest outstanding	(530,761)	3,418,560	1,069,114	2,095,455

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 60

	Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income (loss)	$188,381	$283,427	$386,424	$1,554,931
Net realized gain (loss) from investments and foreign currency transactions	(529,797)	(2,739,206)	(143,259)	2,817,883
Capital gain dividends from REITs	—	—	—	73,885
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(9,008,801)	(13,150,439)	7,110,739	(11,876,533)
Net increase (decrease) in net assets resulting from operations	(9,350,217)	(15,606,218)	7,353,904	(7,429,834)

Distributions to Shareholders:
Total distributions paid
Class A	—	—	(2,087,703)	(228,420)
Class C	—	—	(187,628)	—
Class I	—	—	(1,231,772)	(110,752)
Total dividends and distributions to shareholders	—	—	(3,507,103)	(339,172)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	7,535,724	13,848,947	4,549,528	18,091,026
Class C	517,392	2,187,797	210,529	2,626,397
Class I	9,700,308	26,289,974	7,028,754	33,004,917
Reinvestment of dividends and distributions
Class A	—	—	1,819,449	204,444
Class C	—	—	176,672	—
Class I	—	—	1,168,983	102,358
Cost of shares redeemed
Class A	(7,143,207)	(9,733,404)	(6,436,911)	(9,343,406)
Class C	(1,090,924)	(2,581,546)	(1,208,411)	(610,355)
Class I	(4,863,722)	(28,575,652)	(7,960,234)	(19,324,283)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,655,571	1,436,116	(651,641)	24,751,098

Total Increase (Decrease) in Net Assets	(4,694,646)	(14,170,102)	3,195,160	16,982,092

Net Assets:
Beginning of period	100,853,003	115,023,105	75,461,711	58,479,619
End of period	$96,158,357	$100,853,003	$78,656,871	$75,461,711

Share Activity:
Shares Sold
Class A	349,620	542,485	351,839	1,286,505
Class C	26,305	89,184	17,293	196,058
Class I	450,737	992,186	541,321	2,328,285
Shares Reinvested
Class A	—	—	141,702	14,740
Class C	—	—	14,613	—
Class I	—	—	91,042	7,380
Shares Redeemed
Class A	(336,161)	(387,283)	(496,904)	(664,053)
Class C	(56,500)	(109,454)	(98,114)	(47,132)
Class I	(228,436)	(1,116,899)	(612,506)	(1,410,020)
Net increase (decrease) in shares of beneficial interest outstanding	205,565	10,219	(49,714)	1,711,763

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 61

	Strategic Growth Fund		Conservative Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income (loss)	$140,870	$192,174	$179,854	$170,985
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	(111,561)	2,361,108	(257,761)	2,241,593
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	3,157,898	(8,683,199)	3,079,982	(9,647,239)
Net increase (decrease) in net assets resulting from operations	3,187,207	(6,129,917)	3,002,075	(7,234,661)

Distributions to Shareholders:
Total distributions paid
Class A	(2,160,890)	(1,761,432)	(1,949,664)	(1,825,573)
Class C	(197,275)	(157,484)	(216,573)	(241,602)
Class I	—	—	—	—
Total dividends and distributions to shareholders	(2,358,165)	(1,918,916)	(2,166,237)	(2,067,175)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,232,224	3,552,656	1,212,795	5,574,779
Class C	149,442	649,841	470,897	1,088,995
Class I	—	—	—	—
Reinvestment of dividends and distributions
Class A	2,096,847	1,721,067	1,878,918	1,763,564
Class C	196,816	156,745	207,916	233,389
Class I	—	—	—	—
Cost of shares redeemed
Class A	(1,845,760)	(5,687,137)	(2,555,322)	(8,140,008)
Class C	(274,151)	(417,642)	(553,046)	(1,934,133)
Class I	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	1,555,418	(24,470)	662,158	(1,413,414)

Total Increase (Decrease) in Net Assets	2,384,460	(8,073,303)	1,497,996	(10,715,250)

Net Assets:
Beginning of period	32,624,284	40,697,587	40,932,173	51,647,423
End of period	$35,008,744	$32,624,284	$42,430,169	$40,932,173

Share Activity:
Shares Sold
Class A	136,627	354,853	123,589	504,674
Class C	19,180	73,324	55,388	114,455
Class I	—	—	—	—
Shares Reinvested
Class A	232,983	162,212	191,922	155,516
Class C	25,594	17,093	24,432	23,433
Class I	—	—	—	—
Shares Redeemed
Class A	(203,314)	(560,494)	(260,812)	(753,775)
Class C	(35,255)	(47,405)	(65,240)	(206,214)
Class I	—	—	—	—
Net increase (decrease) in shares of beneficial interest outstanding	175,815	(417)	69,279	(161,911)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 62

Section 6 | Financial Highlights

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$15.98		$21.35	$14.16	$17.15	$20.67	$20.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.11		0.09	0.12	0.04	0.06	(0.00)*
Net realized and unrealized gain (loss) on investments	2.51		(3.50)	7.10	(2.39)	(1.28)	1.96
Total from investment operations	2.62		(3.41)	7.22	(2.35)	(1.22)	1.96

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.08)	(0.03)	(0.04)	—	(0.00)*
From net realized gains on investments	(1.07)		(1.88)	—	(0.60)	(2.30)	(1.79)
Total distributions	(1.14)		(1.96)	(0.03)	(0.64)	(2.30)	(1.79)

Net asset value, end of period	$17.46		$15.98	$21.35	$14.16	$17.15	$20.67

Total return (B)(C)	16.38	%(D)	(17.84)%	51.03%	(14.38)%	(3.77)%	10.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$100,372		$88,234	$105,800	$74,130	$99,077	$114,985
Ratios to average net assets
Expenses, before waiver and reimbursement	1.44	%(E)	1.50%	1.46%	1.57%	1.52%	1.50%
Expenses, net waiver and reimbursement (F)(H)	1.28	%(E)	1.34%	1.34%	1.47%	1.43%	1.44%
Net investment income (loss), before waiver and reimbursement	1.12	%(E)	0.30%	0.50%	0.19%	0.29%	(0.08)%
Net investment income (loss), net waiver and reimbursement (F)(G)(H)	1.27	%(E)	0.46%	0.62%	0.29%	0.38%	(0.02)%
Portfolio turnover rate	27	%(D)	49%	61%	73%	63%	58%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 63

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$10.06		$14.16	$9.45	$11.69	$15.09	$15.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	0.03		(0.04)	(0.02)	(0.05)	(0.05)	(0.11)
Net realized and unrealized gain (loss) on investments	1.58		(2.18)	4.73	(1.59)	(1.05)	1.45
Total from investment operations	1.61		(2.22)	4.71	(1.64)	(1.10)	1.34

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(1.88)	—	(0.60)	(2.30)	(1.79)
Total distributions	(1.07)		(1.88)	—	(0.60)	(2.30)	(1.79)

Net asset value, end of period	$10.60		$10.06	$14.16	$9.45	$11.69	$15.09

Total return (B)(C)	16.03	%(D)	(18.44)%	49.84%	(15.01)%	(4.49)%	9.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,618		$5,747	$7,293	$5,663	$8,963	$14,603
Ratios to average net assets
Expenses, before waiver and reimbursement	2.19	%(E)	2.25%	2.21%	2.32%	2.27%	2.25%
Expenses, net waiver and reimbursement (F)(H)	2.03	%(E)	2.09%	2.09%	2.22%	2.18%	2.19%
Net investment loss, before waiver and reimbursement	0.37	%(E)	(0.46)%	(0.26)%	(0.55)%	(0.50)%	(0.82)%
Net investment loss, net waiver and reimbursement (F)(G)(H)	0.53	%(E)	(0.30)%	(0.14)%	(0.45)%	(0.42)%	(0.76)%
Portfolio turnover rate	27	%(D)	49%	61%	73%	63%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 64

Small Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$16.27		$21.71	$14.42	$17.45	$20.93	$20.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.14	0.17	0.08	0.11	0.06
Net realized and unrealized gain (loss) on investments	2.56		(3.57)	7.21	(2.42)	(1.29)	1.97
Total from investment operations	2.70		(3.43)	7.38	(2.34)	(1.18)	2.03

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.13)	(0.09)	(0.09)	—	(0.05)
From net realized gains on investments	(1.07)		(1.88)	—	(0.60)	(2.30)	(1.79)
Total distributions	(1.19)		(2.01)	(0.09)	(0.69)	(2.30)	(1.84)

Net asset value, end of period	$17.78		$16.27	$21.71	$14.42	$17.45	$20.93

Total return (B)	16.56	%(C)	(17.65)%	51.33%	(14.14)%	(3.51)%	10.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$56,461		$46,222	$56,299	$35,473	$36,993	$35,140
Ratios to average net assets
Expenses, before waiver and reimbursement	1.19	%(D)	1.25%	1.21%	1.32%	1.27%	1.25%
Expenses, net waiver and reimbursement (E)(G)	1.03	%(D)	1.09%	1.09%	1.22%	1.18%	1.19%
Net investment income, before waiver and reimbursement	1.38	%(D)	0.55%	0.75%	0.44%	0.56%	0.21%
Net investment income, net waiver and reimbursement (E)(F)(G)	1.54	%(D)	0.72%	0.87%	0.54%	0.64%	0.27%
Portfolio turnover rate	27	%(C)	49%	61%	73%	63%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 65

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$18.91		$21.88	$17.43	$18.86	$20.38	$19.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.07	(0.01)	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investments (B)	2.64		(2.01)	5.12	0.72	0.12	2.45
Total from investment operations	2.71		(1.94)	5.11	0.75	0.21	2.52

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.00)*	(0.03)	(0.08)	(0.06)	(0.03)
From net realized gains on investments	(1.05)		(1.03)	(0.63)	(2.10)	(1.67)	(1.27)
Total distributions	(1.09)		(1.03)	(0.66)	(2.18)	(1.73)	(1.30)

Net asset value, end of period	$20.53		$18.91	$21.88	$17.43	$18.86	$20.38

Total return (C)(D)	14.40	%(E)	(9.70)%	29.89%	3.93%	2.54%	13.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$166,794		$147,928	$160,560	$130,296	$142,420	$172,163
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46	%(F)	1.46%	1.45%	1.51%	1.51%	1.46%
Expenses, net waiver and reimbursement (G)(I)	1.23	%(F)	1.21%	1.30%	1.41%	1.41%	1.35%
Net investment income (loss), before waiver and reimbursement	0.44	%(F)	0.08%	(0.17)%	0.06%	0.42%	0.27%
Net investment income (loss), net waiver and reimbursement (G)(H)(I)	0.65	%(F)	0.33%	(0.02)%	0.16%	0.52%	0.38%
Portfolio turnover rate	3%(E)		34%	33%	26%	51%	24%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 66

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$13.78		$16.31	$13.21	$14.82	$16.49	$15.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.07)	(0.12)	(0.08)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments (B)	1.93		(1.43)	3.85	0.57	0.03	2.00
Total from investment operations	1.92		(1.50)	3.73	0.49	0.00	1.94

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.05)		(1.03)	(0.63)	(2.10)	(1.67)	(1.27)
Total distributions	(1.05)		(1.03)	(0.63)	(2.10)	(1.67)	(1.27)

Net asset value, end of period	$14.65		$13.78	$16.31	$13.21	$14.82	$16.49

Total return (C)(D)	14.00	%(E)	(10.34)%	28.91%	3.14%	1.74%	12.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,453		$13,695	$15,162	$14,102	$16,627	$25,852
Ratios to average net assets
Expenses, before waiver and reimbursement	2.21	%(F)	2.21%	2.20%	2.26%	2.26%	2.21%
Expenses, net waiver and reimbursement (G)(I)	1.98	%(F)	1.96%	2.05%	2.16%	2.16%	2.10%
Net investment loss, before waiver and reimbursement	(0.32	)%(F)	(0.67)%	(0.92)%	(0.69)%	(0.32)%	(0.48)%
Net investment loss, net waiver and reimbursement (G)(H)(I)	(0.09	)%(F)	(0.42)%	(0.77)%	(0.59)%	(0.22)%	(0.37)%
Portfolio turnover rate	3%(E)		34%	33%	26%	51%	24%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period,and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 67

Large/Mid Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$19.17		$22.14	$17.63	$19.05	$20.58	$19.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.13	0.04	0.07	0.14	0.13
Net realized and unrealized gain (loss) on investments	2.69		(2.04)	5.18	0.74	0.11	2.45
Total from investment operations	2.78		(1.91)	5.22	0.81	0.25	2.58

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.03)	(0.08)	(0.13)	(0.11)	(0.07)
From net realized gains on investments	(1.05)		(1.03)	(0.63)	(2.10)	(1.67)	(1.27)
Total distributions	(1.14)		(1.06)	(0.71)	(2.23)	(1.78)	(1.34)

Net asset value, end of period	$20.81		$19.17	$22.14	$17.63	$19.05	$20.58

Total return (B)	14.59	%(C)	(9.48)%	30.20%	4.24%	2.78%	13.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$98,121		$79,945	$77,776	$47,340	$47,477	$35,573
Ratios to average net assets
Expenses, before waiver and reimbursement	1.21	%(D)	1.21%	1.20%	1.26%	1.26%	1.21%
Expenses, net waiver and reimbursement (E)(G)	0.98	%(D)	0.96%	1.05%	1.16%	1.16%	1.10%
Net investment income, before waiver and reimbursement	0.70	%(D)	0.34%	0.08%	0.31%	0.66%	0.54%
Net investment income, net waiver and reimbursement (E)(F)(G)	0.92	%(D)	0.59%	0.23%	0.41%	0.77%	0.65%
Portfolio turnover rate	3%(C)		34%	33%	26%	51%	24%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 68

Aggressive Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.42		$12.53	$9.92	$7.87	$9.27	$8.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.00	)*	(0.09)	(0.14)	(0.09)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	1.52		(2.95)	3.39	2.14	(0.81)	1.26
Total from investment operations	1.52		(3.04)	3.25	2.05	(0.88)	1.17

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.27)		(1.07)	(0.64)	—	(0.52)	—
Return of Capital	—		—	—	—	(0.00)*	—
Total distributions	(0.27)		(1.07)	(0.64)	—	(0.52)	—

Net asset value, end of period	$9.67		$8.42	$12.53	$9.92	$7.87	$9.27

Total return (B)(C)	18.21	%(D)	(26.66)%	33.89%	26.05%	(8.72)%	14.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,602		$27,983	$37,917	$30,316	$21,802	$25,926
Ratios to average net assets
Expenses, before waiver and reimbursement	1.56	%(E)	1.62%	1.60%	1.71%	1.64%	1.73%
Expenses, net waiver and reimbursement (F)	1.46	%(E)	1.52%	1.50%	1.61%	1.56%	1.63%
Net investment loss, before waiver and reimbursement	(0.19	)%(E)	(1.00)%	(1.30)%	(1.19)%	(0.91)%	(1.16)%
Net investment loss, net waiver and reimbursement (F)	(0.09	)%(E)	(0.90)%	(1.20)%	(1.09)%	(0.82)%	(1.06)%
Portfolio turnover rate	21	%(D)	46%	21%	96%	77%	85%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 69

Aggressive Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$6.36		$9.79	$7.93	$6.34	$7.64	$6.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.13)	(0.18)	(0.12)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	1.15		(2.23)	2.68	1.71	(0.67)	1.04
Total from investment operations	1.12		(2.36)	2.50	1.59	(0.78)	0.91

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.27)		(1.07)	(0.64)	—	(0.52)	—
Return of Capital	—		—	—	—	(0.00)*	—
Total distributions	(0.27)		(1.07)	(0.64)	—	(0.52)	—

Net asset value, end of period	$7.21		$6.36	$9.79	$7.93	$6.34	$7.64

Total return (B)(C)	17.80	%(D)	(27.23)%	32.87%	25.08%	(9.33)%	13.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,620		$2,150	$2,877	$2,230	$2,433	$4,358
Ratios to average net assets
Expenses, before waiver and reimbursement	2.31	%(E)	2.37%	2.35%	2.46%	2.39%	2.48%
Expenses, net waiver and reimbursement (F)	2.21	%(E)	2.27%	2.25%	2.36%	2.31%	2.38%
Net investment loss, before waiver and reimbursement	(0.94	)%(E)	(1.75)%	(2.05)%	(1.92)%	(1.73)%	(1.91)%
Net investment loss, net waiver and reimbursement (F)	(0.84	)%(E)	(1.65)%	(1.95)%	(1.82)%	(1.64)%	(1.81)%
Portfolio turnover rate	21	%(D)	46%	56%	96%	77%	85%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 70

Aggressive Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.67		$12.84	$10.13	$8.02	$9.41	$8.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		(0.09)	(0.12)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	1.56		(3.01)	3.47	2.19	(0.82)	1.27
Total from investment operations	1.57		(3.10)	3.35	2.11	(0.87)	1.20

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.27)		(1.07)	(0.64)	—	(0.52)	—
Return of Capital	—		—	—	—	(0.00)*	—
Total distributions	(0.27)		(1.07)	(0.64)	—	(0.52)	—

Net asset value, end of period	$9.97		$8.67	$12.84	$10.13	$8.02	$9.41

Total return (B)	18.26	%(C)	(26.48)%	34.19%	26.31%	(8.48)%	14.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,263		$4,586	$12,104	$3,759	$1,233	$1,273
Ratios to average net assets
Expenses, before waiver and reimbursement	1.31	%(D)	1.44%	1.35%	1.46%	1.39%	1.48%
Expenses, net waiver and reimbursement (E)	1.21	%(D)	1.34%	1.25%	1.36%	1.31%	1.38%
Net investment income (loss), before waiver and reimbursement	0.08	%(D)	(0.85)%	(1.05)%	(1.02)%	(0.67)%	(0.91)%
Net investment income (loss), net waiver and reimbursement (E)	0.18	%(D)	(0.75)%	(0.95)%	(0.92)%	(0.57)%	(0.81)%
Portfolio turnover rate	21	%(C)	46%	56%	96%	77%	85%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 71

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$9.65		$12.61	$9.77	$8.70	$9.34	$8.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		(0.04)	(0.07)	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.47		(2.12)	3.10	1.48	(0.19)	0.99
Total from investment operations	1.48		(2.16)	3.03	1.44	(0.22)	0.97

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.99)		(0.80)	(0.19)	(0.37)	(0.42)	(0.22)
Total distributions	(0.99)		(0.80)	(0.19)	(0.37)	(0.42)	(0.22)

Net asset value, end of period	$10.14		$9.65	$12.61	$9.77	$8.70	$9.34

Total return (B)(C)	15.53	%(D)	(18.74)%	31.32%	16.93%	(1.48)%	11.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	92,710		82,627	$96,378	$70,891	$64,150	$79,897
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50	%(E)	1.50%	1.50%	1.54%	1.56%	1.52%
Expenses, net waiver and reimbursement (F,G)	1.30	%(E)	1.30%	1.39%	1.49%	1.52%	1.47%
Net investment income (loss) before waiver and reimbursement	0.03	%(E)	(0.55)%	(0.71)%	(0.48)%	(0.35)%	(0.25)%
Net investment income (loss), net waiver and reimbursement (F,G)	0.23	%(E)	(0.35)%	(0.60)%	(0.43)%	(0.31)%	(0.20)%
Portfolio turnover rate	20	%(D)	35%	22%	23%	44%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 72

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$7.31		$9.79	$7.68	$6.96	$7.63	$7.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.10)	(0.12)	(0.08)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.10		(1.58)	2.42	1.17	(0.18)	0.81
Total from investment operations	1.08		(1.68)	2.30	1.09	(0.25)	0.74

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.99)		(0.80)	(0.19)	(0.37)	(0.42)	(0.22)
Total distributions	(0.99)		(0.80)	(0.19)	(0.37)	(0.42)	(0.22)

Net asset value, end of period	$7.40		$7.31	$9.79	$7.68	$6.96	$7.63

Total return (B)(C)	14.99	%(D)	(19.27)%	30.32%	16.09%	(2.24)%	10.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	9,605		8,577	$10,845	$8,192	$7,950	$11,355
Ratios to average net assets
Expenses, before waiver and reimbursement	2.24	%(E)	2.25%	2.25%	2.29%	2.31%	2.27%
Expenses, net waiver and reimbursement (F,G)	2.05	%(E)	2.05%	2.14%	2.24%	2.27%	2.22%
Net investment loss before waiver and reimbursement	(0.71	)%(E)	(1.30)%	(1.46)%	(1.23)%	(1.10)%	(1.00)%
Net investment loss, net waiver and reimbursement (F,G)	(0.52	)%(E)	(1.10)%	(1.35)%	(1.18)%	(1.06)%	(0.95)%
Portfolio turnover rate	20	%(D)	35%	22%	23%	44%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 73

Large/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$9.94		$12.93	$9.99	$8.86	$9.48	$8.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		(0.01)	(0.04)	(0.02)	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	1.50		(2.18)	3.17	1.52	(0.19)	1.00
Total from investment operations	1.53		(2.19)	3.13	1.50	(0.20)	1.00

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.99)		(0.80)	(0.19)	(0.37)	(0.42)	(0.22)
Total distributions	(0.99)		(0.80)	(0.19)	(0.37)	(0.42)	(0.22)

Net asset value, end of period	$10.48		$9.94	$12.93	$9.99	$8.86	$9.48

Total return (B)	15.59	%(C)	(18.50)%	31.64%	17.30%	(1.24)%	11.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	32,850		21,966	$27,220	$19,378	$14,016	$10,551
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24	%(D)	1.25%	1.25%	1.29%	1.31%	1.27%
Expenses, net waiver and reimbursement (E,F)	1.05	%(D)	1.05%	1.14%	1.24%	1.27%	1.22%
Net investment income (loss), before waiver and reimbursement	0.28	%(D)	(0.30)%	(0.45)%	(0.22)%	(0.09)%	(0.03)%
Net investment income (loss), net waiver and reimbursement (E,F)	0.48	%(D)	(0.10)%	(0.34)%	(0.17)%	(0.06)%	0.02%
Portfolio turnover rate	20	%(C)	35%	22%	23%	44%	57%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 74

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$10.66		$11.75	$10.11	$10.60	$10.87	$11.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.11	0.06	0.09	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.55		(1.03)	1.68	(0.47)	(0.07)	(0.14)
Total from investment operations	0.63		(0.92)	1.74	(0.38)	(0.03)	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.12)	(0.10)	(0.11)	(0.05)	(0.01)
From net realized gains on investments	(0.66)		(0.05)	—	—	(0.19)	(0.27)
Return of Capital	—		—	—	0.00 *	(0.00)*	—
Total distributions	(0.74)		(0.17)	(0.10)	(0.11)	(0.24)	(0.28)

Net asset value, end of period	$10.55		$10.66	$11.75	$10.11	$10.60	$10.87

Total return (B)(C)	5.95	%(D)	(7.97)%	17.18%	(3.48)%	(0.10)%	(1.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$12,977		$13,150	$14,191	$13,295	$14,500	$27,716
Ratios to average net assets
Expenses, before waiver and reimbursement	1.95	%(E)	1.85%	1.90%	1.85%	1.69%	1.70%
Expenses, net waiver and reimbursement (F)	1.45	%(E)	1.27%	1.52%	1.50%	1.65%	1.65%
Net investment income, before waiver and reimbursement	1.02	%(E)	0.36%	0.18%	0.55%	0.37%	0.08%
Net investment income, net waiver and reimbursement (F)(G)	1.51	%(E)	0.94%	0.56%	0.90%	0.42%	0.13%
Portfolio turnover rate	61	%(D)	60%	43%	39%	167%	56%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 75

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$10.25		$11.31	$9.74	$10.21	$10.51	$10.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.02	(0.02)	0.02	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.53		(0.98)	1.60	(0.45)	(0.07)	(0.14)
Total from investment operations	0.57		(0.96)	1.58	(0.43)	(0.10)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.05)	(0.01)	(0.04)	(0.01)	—
From net realized gains on investments	(0.66)		(0.05)	—	—	(0.19)	(0.27)
Return of Capital	—		—	—	0.00 *	(0.00)*	—
Total distributions	(0.71)		(0.10)	(0.01)	(0.04)	(0.20)	(0.27)

Net asset value, end of period	$10.11		$10.25	$11.31	$9.74	$10.21	$10.51

Total return (B)(C)	5.51	%(D)	(8.62)%	16.25%	(4.20)%	(0.82)%	(1.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,920		$1,923	$1,938	$1,719	$2,388	$3,176
Ratios to average net assets
Expenses, before waiver and reimbursement	2.70	%(E)	2.60%	2.65%	2.60%	2.44%	2.45%
Expenses, net waiver and reimbursement (E)	2.20	%(E)	2.02%	2.27%	2.25%	2.40%	2.40%
Net investment loss, before waiver and reimbursement	0.26	%(E)	(0.41%)	(0.57%)	(0.19%)	(0.34%)	(0.67%)
Net investment income (loss), net waiver and reimbursement (F)(G)	0.76	%(E)	0.17%	(0.19%)	0.16%	(0.29%)	(0.62%)
Portfolio turnover rate	61	%(D)	60%	43%	39%	167%	56%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 76

Growth & Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$10.74		$11.83	$10.18	$10.67	$10.94	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.15	0.09	0.12	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.55		(1.04)	1.69	(0.47)	(0.09)	(0.15)
Total from investment operations	0.65		(0.89)	1.78	(0.35)	(0.01)	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.15)	(0.13)	(0.14)	(0.07)	(0.02)
From net realized gains on investments	(0.66)		(0.05)	—	—	(0.19)	(0.27)
Return of Capital	—		—	—	0.00 *	(0.00)*	—
Total distributions	(0.76)		(0.20)	(0.13)	(0.14)	(0.26)	(0.29)

Net asset value, end of period	$10.63		$10.74	$11.83	$10.18	$10.67	$10.94

Total return (B)(C)	6.04	%(D)	(7.67)%	17.44%	(3.20)%	0.11%	(0.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,743		$3,154	$2,070	$2,102	$3,182	$3,012
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70	%(E)	1.69%	1.65%	1.60%	1.44%	1.45%
Expenses, net waiver and reimbursement (F)	1.20	%(E)	1.02%	1.27%	1.25%	1.40%	1.40%
Net investment income, before waiver and reimbursement	1.21	%(E)	0.52%	0.43%	0.86%	0.70%	0.33%
Net investment income, net waiver and reimbursement (F)(G)	1.83	%(E)	1.19%	0.81%	1.21%	0.75%	0.38%
Portfolio turnover rate	61	%(D)	60%	43%	39%	167%	56%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 77

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.92		$10.44	$10.80	$10.39	$9.81	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.08	0.03	0.12	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.24		(1.49)	(0.27)	0.44	0.60	(0.39)
Total from investment operations	0.31		(1.41)	(0.24)	0.56	0.76	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.11)	(0.12)	(0.15)	(0.18)	(0.18)
Total distributions	(0.07)		(0.11)	(0.12)	(0.15)	(0.18)	(0.18)

Net asset value, end of period	$9.16		$8.92	$10.44	$10.80	$10.39	$9.81

Total return (B)(C)	3.53	%(D)	(13.60)%	(2.20)%	5.39%	7.76%	(2.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$71,565		$81,219	$96,586	$91,403	$85,375	$66,119
Ratios to average net assets
Expenses, before waiver and reimbursement	1.35	%(E)	1.22%	1.34%	1.30%	1.30%	1.30%
Expenses, net waiver and reimbursement (F)	1.14	%(E)	1.02%	1.14%	1.10%	1.13%	1.10%
Net investment income, before waiver and reimbursement	1.32	%(E)	0.64%	0.11%	0.90%	1.46%	1.40%
Net investment income, net waiver and reimbursement (F)	1.54	%(E)	0.84%	0.31%	1.10%	1.62%	1.60%
Portfolio turnover rate	23	%(D)	68%	45%	32%	53%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 78

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.56		$10.04	$10.38	$9.99	$9.44	$9.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.01	(0.04)	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.27		(1.44)	(0.27)	0.42	0.57	(0.39)
Total from investment operations	0.30		(1.43)	(0.31)	0.46	0.66	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.05)	(0.03)	(0.07)	(0.11)	(0.10)
Total distributions	(0.05)		(0.05)	(0.03)	(0.07)	(0.11)	(0.10)

Net asset value, end of period	$8.81		$8.56	$10.04	$10.38	$9.99	$9.44

Total return (B)(C)	3.14	%(D)	(14.24)%	(2.99)%	4.59%	7.06%	(3.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,787		$8,861	$11,369	$9,320	$8,502	$9,653
Ratios to average net assets
Expenses, before waiver and reimbursement	2.10	%(E)	1.97%	2.09%	2.05%	2.05%	2.05%
Expenses, net waiver and reimbursement (F)	1.89	%(E)	1.77%	1.89%	1.85%	1.88%	1.85%
Net investment income (loss), before waiver and reimbursement	0.57	%(E)	(0.11)%	(0.64)%	0.15%	0.72%	0.65%
Net investment income (loss), net waiver and reimbursement (F)	0.79	%(E)	0.09%	(0.44)%	0.35%	0.89%	0.85%
Portfolio turnover rate	23	%(D)	68%	45%	32%	53%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 79

Fixed Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.83		$10.34	$10.73	$10.32	$9.74	$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.11	0.06	0.14	0.19	0.18
Net realized and unrealized gain (loss) on investments	0.26		(1.49)	(0.28)	0.44	0.59	(0.39)
Total from investment operations	0.34		(1.38)	(0.22)	0.58	0.78	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.13)	(0.17)	(0.17)	(0.20)	(0.20)
Total distributions	(0.09)		(0.13)	(0.17)	(0.17)	(0.20)	(0.20)

Net asset value, end of period	$9.08		$8.83	$10.34	$10.73	$10.32	$9.74

Total return (B)	3.81	%(C)	(13.41)%	(2.07)%	5.70%	8.05%	(2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,108		$21,308	$18,389	$13,215	$8,095	$3,208
Ratios to average net assets
Expenses, before waiver and reimbursement	1.10	%(D)	0.97%	1.09%	1.05%	1.05%	1.05%
Expenses, net waiver and reimbursement (E)	0.89	%(D)	0.77%	0.89%	0.85%	0.88%	0.85%
Net investment income, before waiver and reimbursement	1.57	%(D)	0.90%	0.36%	1.12%	1.68%	1.66%
Net investment income, net waiver and reimbursement (E)	1.80	%(D)	1.10%	0.56%	1.32%	1.86%	1.86%
Portfolio turnover rate	23	%(C)	68%	45%	32%	53%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 80

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$7.98		$9.91	$9.26	$9.39	$9.02	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.41	0.41	0.43	0.39	0.34
Net realized and unrealized gain (loss) on investments	0.43		(1.90)	0.64	(0.15)	0.36	(0.36)
Total from investment operations	0.64		(1.49)	1.05	0.28	0.75	(0.02)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.41)	(0.40)	(0.41)	(0.38)	(0.36)
From net realized gains on investments	—		(0.03)	—	—	—	—
Total distributions	(0.21)		(0.44)	(0.40)	(0.41)	(0.38)	(0.36)

Net asset value, end of period	$8.41		$7.98	$9.91	$9.26	$9.39	$9.02

Total return (B)(C)	8.05	%(D)	(15.45)%	11.42%	3.26%	8.50%	(0.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,322		$67,766	$64,216	$45,940	$39,777	$41,991
Ratios to average net assets
Expenses, before waiver and reimbursement	1.32	%(E)	1.26%	1.38%	1.34%	1.35%	1.44%
Expenses, net waiver and reimbursement (F)	1.19	%(E)	1.18%	1.33%	1.29%	1.31%	1.39%
Net investment income, before waiver and reimbursement	4.84	%(E)	4.36%	4.15%	4.61%	4.24%	3.67%
Net investment income, net waiver and reimbursement (F)	4.95	%(E)	4.44%	4.20%	4.66%	4.28%	3.72%
Portfolio turnover rate	27	%(D)	24%	57%	91%	75%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 81

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.12		$10.08	$9.40	$9.52	$9.14	$9.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.34	0.34	0.36	0.32	0.28
Net realized and unrealized gain (loss) on investments	0.44		(1.93)	0.66	(0.14)	0.36	(0.36)
Total from investment operations	0.62		(1.59)	1.00	0.22	0.68	(0.08)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.34)	(0.32)	(0.34)	(0.30)	(0.29)
From net realized gains on investments	—		(0.03)	—	—	—	—
Total distributions	(0.18)		(0.37)	(0.32)	(0.34)	(0.30)	(0.29)

Net asset value, end of period	$8.56		$8.12	$10.08	$9.40	$9.52	$9.14

Total return (B)(C)	7.64	%(D)	(16.14)%	10.71%	2.45%	7.63%	(0.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,449		$2,337	$3,138	$2,427	$2,660	$3,219
Ratios to average net assets
Expenses, before waiver and reimbursement	2.07	%(E)	2.01%	2.13%	2.09%	2.10%	2.19%
Expenses, net waiver and reimbursement (F)	1.94	%(E)	1.93%	2.08%	2.04%	2.06%	2.14%
Net investment income, before waiver and reimbursement	4.07	%(E)	3.60%	3.40%	3.84%	3.46%	2.92%
Net investment income, net waiver and reimbursement (F)	4.19	%(E)	3.68%	3.45%	3.89%	3.50%	2.97%
Portfolio turnover rate	27	%(D)	24%	57%	91%	75%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 82

High Yield Bond Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$7.98		$9.91	$9.26	$9.39	$9.02	$9.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.43	0.44	0.45	0.42	0.36
Net realized and unrealized gain (loss) on investments	0.43		(1.90)	0.63	(0.14)	0.35	(0.36)
Total from investment operations	0.65		(1.47)	1.07	0.31	0.77	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.43)	(0.42)	(0.44)	(0.40)	(0.39)
From net realized gains on investments	—		(0.03)	—	—	—	—
Total distributions	(0.22)		(0.46)	(0.42)	(0.44)	(0.40)	(0.39)

Net asset value, end of period	$8.41		$7.98	$9.91	$9.26	$9.39	$9.02

Total return (B)	8.18	%(C)	(15.24)%	11.71%	3.53%	8.78%	0.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$67,359		$67,093	$69,150	$30,924	$18,363	$11,578
Ratios to average net assets
Expenses, before waiver and reimbursement	1.07	%(D)	1.01%	1.13%	1.09%	1.10%	1.19%
Expenses, net waiver and reimbursement (E)	0.94	%(D)	0.93%	1.08%	1.04%	1.06%	1.14%
Net investment income, before waiver and reimbursement	5.04	%(D)	4.59%	4.40%	4.86%	4.52%	3.92%
Net investment income, net waiver and reimbursement (E)	5.18	%(D)	4.68%	4.45%	4.91%	4.56%	3.97%
Portfolio turnover rate	27	%(C)	24%	57%	91%	75%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 83

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$9.16		$12.84	$9.92	$9.09	$9.74	$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.10	0.02	(0.03)	0.09	0.11
Net realized and unrealized gain (loss) on investments	2.07		(3.72)	2.90	0.94	(0.64)	(0.02)
Total from investment operations	2.08		(3.62)	2.92	0.91	(0.55)	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.06)	—	(0.08)	(0.10)	(0.21)
Return of Capital	—		—	—	0.00 *	—	—
Total distributions	(0.05)		(0.06)	—	(0.08)	(0.10)	(0.21)

Net asset value, end of period	$11.19		$9.16	$12.84	$9.92	$9.09	$9.74

Total return (B)(C)	22.71	%(D)	(28.33)%	29.44%	10.00%	(5.55)%	0.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,718		$45,524	$61,220	$48,608	$58,397	$70,790
Ratios to average net assets
Expenses, before waiver and reimbursement	1.64	%(E)	1.72%	1.63%	1.76%	1.71%	1.71%
Expenses, net waiver and reimbursement (F)	1.59	%(E)	1.67%	1.58%	1.71%	1.67%	1.66%
Net investment income (loss) before waiver and reimbursement	0.06	%(E)	0.79%	0.13%	(0.38)%	0.96%	1.05%
Net investment income (loss), net waiver and reimbursement (F)	0.11	%(E)	0.84%	0.18%	(0.33)%	1.01%	1.10%
Portfolio turnover rate	7%(D)		7%	17%	25%	27%	19%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 84

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.78		$12.35	$9.62	$8.80	$9.41	$9.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		— *	(0.07)	(0.10)	0.01	0.03
Net realized and unrealized gain (loss) on investments	1.99		(3.57)	2.80	0.92	(0.61)	(0.01)
Total from investment operations	1.96		(3.57)	2.73	0.82	(0.60)	0.02

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.01)	(0.16)
Total distributions	—		—	—	—	(0.01)	(0.16)

Net asset value, end of period	$10.74		$8.78	$12.35	$9.62	$8.80	$9.41

Total return (B)(C)	22.32	%(D)	(28.91)%	28.38%	9.32%	(6.31)%	0.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,886		$1,492	$2,337	$2,122	$2,641	$4,779
Ratios to average net assets
Expenses, before waiver and reimbursement	2.39	%(E)	2.47%	2.38%	2.51%	2.46%	2.46%
Expenses, net waiver and reimbursement (F)	2.34	%(E)	2.42%	2.33%	2.46%	2.42%	2.41%
Net investment income (loss) before waiver and reimbursement	(0.68	)%(E)	0.00%	(0.65)%	(1.17)%	0.09%	0.28%
Net investment income (loss), net waiver and reimbursement (F)	(0.63	)%(E)	0.05%	(0.60)%	(1.12)%	0.12%	0.33%
Portfolio turnover rate	7%(D)		7%	17%	25%	27%	19%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 85

International Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$9.19		$12.89	$9.94	$9.10	$9.76	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.13	0.06	(0.01)	0.11	0.17
Net realized and unrealized gain (loss) on investments	2.09		(3.74)	2.89	0.96	(0.64)	(0.06)
Total from investment operations	2.11		(3.61)	2.95	0.95	(0.53)	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.09)	—	(0.11)	(0.13)	(0.24)
Return of Capital	—		—	—	0.00 *	—	—
Total distributions	(0.08)		(0.09)	—	(0.11)	(0.13)	(0.24)

Net asset value, end of period	$11.22		$9.19	$12.89	$9.94	$9.10	$9.76

Total return (B)	22.94	%(C)	(28.20)%	29.68%	10.42%	(5.33)%	1.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$96,780		$69,570	$72,957	$37,226	$28,542	$31,286
Ratios to average net assets
Expenses, before waiver and reimbursement	1.39	%(D)	1.47%	1.38%	1.51%	1.46%	1.45%
Expenses, net waiver and reimbursement (E)	1.34	%(D)	1.42%	1.33%	1.46%	1.42%	1.41%
Net investment income (loss), before waiver and reimbursement	0.33	%(D)	1.13%	0.45%	(0.16)%	1.24%	1.60%
Net investment income (loss), net waiver and reimbursement (E)	0.38	%(D)	1.18%	0.50%	(0.11)%	1.28%	1.65%
Portfolio turnover rate	7%(C)		7%	17%	25%	27%	19%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 86

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$21.61		$24.70	$16.55	$17.84	$15.74	$14.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.05	(0.10)	(0.10)	0.00 *	(0.04)
Net realized and unrealized gain (loss) on investments	(1.94)		(3.14)	8.25	(1.01)	2.20	1.07
Total from investment operations	(1.90)		(3.09)	8.15	(1.11)	2.20	1.03

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.18)	—	(0.14)
From net realized gains on investments	—		—	—	—	(0.10)	—
Return of Capital	—		—	—	0.00 *	—	(0.06)
Total distributions	—		—	—	(0.18)	(0.10)	(0.20)

Net asset value, end of period	$19.71		$21.61	$24.70	$16.55	$17.84	$15.74

Total return (B)(C)	(8.79	)%(D)	(12.51)%	49.24%	(6.35)%	14.12%	7.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$49,341	(E)	$53,800	$57,667	$36,800	$49,123	$41,137
Ratio of expenses to average net assets	1.89	%(E)	1.72%	1.72%	1.84%	1.76%	1.84%
Ratio of net investment income (loss) to average net assets	0.33	%(E)	0.20%	(0.48)%	(0.62)%	0.02%	(0.27)%
Portfolio turnover rate	4%(D)		8%	12%	16%	23%	9%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 87

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$20.22		$23.29	$15.73	$16.97	$15.09	$14.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.13)	(0.26)	(0.22)	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.80)		(2.94)	7.82	(0.96)	2.10	1.03
Total from investment operations	(1.84)		(3.07)	7.56	(1.18)	1.98	0.88

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.06)	—	(0.07)
From net realized gains on investments	—		—	—	—	(0.10)	—
Return of Capital	—		—	—	0.00 *	—	(0.05)
Total distributions	—		—	—	(0.06)	(0.10)	(0.12)

Net asset value, end of period	$18.38		$20.22	$23.29	$15.73	$16.97	$15.09

Total return (B)(C)	(9.10	)%(D)	(13.18)%	48.06%	(7.00)%	13.26%	6.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,772	(E)	$10,263	$12,293	$9,076	$9,750	$9,220
Ratio of expenses to average net assets	2.64	%(E)	2.47%	2.47%	2.59%	2.51%	2.59%
Ratio of net investment loss to average net assets	(0.45	%)(E)	(0.54%)	(1.27)%	(1.37)%	(0.75)%	(1.01)%
Portfolio turnover rate	4%(D)		8%	12%	16%	23%	9%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 88

Israel Common Values Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
2023	2022	2021	2020	2019	2018
(Unaudited	)
Net asset value, beginning of period	$21.88	$24.95	$16.68	$17.97	$15.81	$14.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07	0.12	(0.05)	(0.06)	0.06	0.01
Net realized and unrealized gain (loss) on investments	(1.97)	(3.19)	8.32	(1.01)	2.20	1.06	(B)
Total from investment operations	(1.90)	(3.07)	8.27	(1.07)	2.26	1.07

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.22)	—	(0.04)
From net realized gains on investments	—	—	—	—	(0.10)	—
Return of Capital	—	—	—	0.00	*	—	(0.19)
Total distributions	—	—	—	(0.22)	(0.10)	(0.23)

Net asset value, end of period	$19.98	$21.88	$24.95	$16.68	$17.97	$15.81

Total return (C)	(8.68	)%(D)	(12.30)%	49.58%	(6.08)%	14.44%	7.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,046	(E)	$36,790	$45,063	$23,928	$21,533	$10,084
Ratio of expenses to average net assets	1.64	%(E)	1.47%	1.47%	1.59%	1.51%	1.69%
Ratio of net investment income (loss) to average net assets	0.65	%(E)	0.48%	(0.22)%	(0.37)%	0.38%	0.05%
Portfolio turnover rate	4%(D)	8%	12%	16%	23%	9%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 89

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$12.52		$13.52	$11.78	$11.69	$11.44	$11.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06		0.28	0.10	(0.01)	0.06	0.10
Net realized and unrealized gain (loss) on investments	1.14		(1.21)	1.64	0.44	0.48	(0.01)
Total from investment operations	1.20		(0.93)	1.74	0.43	0.54	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.07)	—	(0.06)	(0.11)	(0.02)
From net realized gains on investments	(0.32)		—	—	(0.28)	(0.18)	—
Return of capital	—		—	—	0.00 *	—	—
Total distributions	(0.57)		(0.07)	—	(0.34)	(0.29)	(0.02)

Net asset value, end of period	$13.15		$12.52	$13.52	$11.78	$11.69	$11.44

Total return (B)(C)	9.72	%(D)	(6.92)%	14.77%	3.75%	4.92%	0.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$47,566		$45,313	$40,342	$29,577	$33,926	$40,573
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34	%(E)	1.42%	1.48%	1.54%	1.45%	1.41%
Expenses, net waiver and reimbursement (F)	1.27	%(E)	1.37%	1.43%	1.49%	1.41%	1.36%
Net investment income (loss), before waiver and reimbursement	0.88	%(E)	1.95%	0.74%	(0.13)%	0.52%	0.86%
Net investment income (loss), net waiver and reimbursement (F)	0.95	%(E)	2.00%	0.79%	(0.08)%	0.56%	0.91%
Portfolio turnover rate	27	%(D)	35%	34%	49%	34%	35%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 90

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$11.76		$12.74	$11.18	$11.13	$10.90	$10.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.18	0.01	(0.09)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	1.08		(1.16)	1.55	0.42	0.46	(0.02)
Total from investment operations	1.09		(0.98)	1.56	0.33	0.43	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.17)		—	—	—	(0.02)	—
From net realized gains on investments	(0.32)		—	—	(0.28)	(0.18)	—
From return of capital	—		—	—	0.00 *	—	—
Total distributions	(0.49)		—	—	(0.28)	(0.20)	—

Net asset value, end of period	$12.36		$11.76	$12.74	$11.18	$11.13	$10.90

Total return (B)(C)	9.36	%(D)	(7.69)%	13.95%	3.01%	4.06%	0.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,310		$4,880	$3,388	$2,464	$3,110	$5,432
Ratios to average net assets
Expenses, before waiver and reimbursement	2.09	%(E)	2.17%	2.23%	2.29%	2.20%	2.16%
Expenses, net waiver and reimbursement (F)	2.02	%(E)	2.12%	2.18%	2.24%	2.16%	2.11%
Net investment income (loss), before waiver and reimbursement	0.04	%(E)	1.32%	(0.01)%	(0.89)%	(0.31)%	0.09%
Net investment income (loss), net waiver and reimbursement (F)	0.11	%(E)	1.37%	0.04%	(0.84)%	(0.27)%	0.14%
Portfolio turnover rate	27	%(D)	35%	34%	49%	34%	35%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 91

Defensive Strategies Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$12.54		$13.55	$11.77	$11.69	$11.45	$11.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.35	0.17	0.02	0.09	0.14
Net realized and unrealized gain (loss) on investments	1.15		(1.26)	1.61	0.43	0.47	(0.02)
Total from investment operations	1.23		(0.91)	1.78	0.45	0.56	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.10)	—	(0.09)	(0.14)	(0.05)
From net realized gains on investments	(0.32)		—	—	(0.28)	(0.18)	—
From return of capital	—		—	—	0.00 *	—	—
Total distributions	(0.61)		(0.10)	—	(0.37)	(0.32)	(0.05)

Net asset value, end of period	$13.16		$12.54	$13.55	$11.77	$11.69	$11.45

Total return (B)(C)	9.89	%(D)	(6.80)%	15.12%	3.96%	5.17%	1.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,781		$25,269	$14,750	$5,212	$3,692	$3,071
Ratios to average net assets
Expenses, before waiver and reimbursement	1.09	%(E)	1.17%	1.23%	1.29%	1.20%	1.16%
Expenses, net waiver and reimbursement (F)	1.02	%(E)	1.12%	1.18%	1.24%	1.16%	1.11%
Net investment income, before waiver and reimbursement	1.08	%(E)	2.39%	1.21%	0.16%	0.78%	1.14%
Net investment income, net waiver and reimbursement (F)	1.15	%(E)	2.44%	1.26%	0.21%	0.82%	1.19%
Portfolio turnover rate	27	%(D)	35%	34%	49%	34%	35%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 92

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$8.77		$10.92	$9.48	$9.64	$9.70	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.06	0.03	0.04	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	0.83		(1.70)	1.75	0.16	(0.04)	0.22
Total from investment operations	0.87		(1.64)	1.78	0.20	(0.03)	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.02)	(0.01)	—	—	—
From net realized gains on investments	(0.58)		(0.49)	(0.33)	(0.36)	(0.03)	—
Total distributions	(0.64)		(0.51)	(0.34)	(0.36)	(0.03)	—

Net asset value, end of period	$9.00		$8.77	$10.92	$9.48	$9.64	$9.70

Total return (B)(C)	9.94	%(D)	(15.82)%	19.15%	2.03%	(0.26)%	2.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,209		$29,944	$37,731	$32,260	$32,318	$32,078
Ratio of expenses to average net assets (E)	1.20	%(F)	1.09%	1.10%	1.15%	1.12%	1.10%
Ratio of net investment income, to average net assets (E)(G)	0.88	%(F)	0.56%	0.27%	0.42%	0.16%	0.00%
Portfolio turnover rate	17	%(D)	28%	22%	47%	50%	8%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 93

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$7.54		$9.50	$8.34	$8.58	$8.70	$8.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	(0.02)	(0.05)	(0.03)	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	0.71		(1.45)	1.54	0.15	(0.12)	0.19
Total from investment operations	0.71		(1.47)	1.49	0.12	(0.09)	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.58)		(0.49)	(0.33)	(0.36)	(0.03)	—
Total distributions	(0.58)		(0.49)	(0.33)	(0.36)	(0.03)	—

Net asset value, end of period	$7.67		$7.54	$9.50	$8.34	$8.58	$8.70

Total return (B)(C)	9.46	%(D)	(16.42)%	18.19%	1.33%	(0.99)%	1.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,800		$2,680	$2,967	$2,743	$3,247	$6,313
Ratio of expenses to average net assets (E)	1.95	%(F)	1.84%	1.85%	1.90%	1.87%	1.85%
Ratio of net investment income (loss), to average net assets (E)(G)	0.13	%(F)	(0.20)%	(0.48)%	(0.32)%	0.35%	(0.70)%
Portfolio turnover rate	17	%(D)	28%	22%	47%	50%	8%

*	Less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 94

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2023		2022	2021	2020	2019	2018
	(Unaudited	)
Net asset value, beginning of period	$9.58		$11.66	$10.62	$10.66	$10.75	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.05	0.02	0.05	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.66		(1.66)	1.31	0.30	0.10	0.09
Total from investment operations	0.71		(1.61)	1.33	0.35	0.15	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.02)	(0.04)	—	—	—
From net realized gains on investments	(0.47)		(0.45)	(0.25)	(0.39)	(0.24)	(0.03)
Total distributions	(0.51)		(0.47)	(0.29)	(0.39)	(0.24)	(0.03)

Net asset value, end of period	$9.78		$9.58	$11.66	$10.62	$10.66	$10.75

Total return (B)(C)	7.43	%(D)	(14.48)%	12.63%	3.27%	1.61%	1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,354		$37,037	$46,151	$41,546	$40,590	$42,040
Ratio of expenses to average net assets (E)	1.13	%(F)	1.04%	1.10%	1.12%	1.08%	1.08%
Ratio of net investment income to average net assets (E)(G)	0.92	%(F)	0.43%	0.20%	0.43%	0.44%	0.14%
Portfolio turnover rate	19	%(D)	21%	21%	37%	42%	7%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 95

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
2023	2022	2021	2020	2019	2018
(Unaudited	)
Net asset value, beginning of period	$8.36	$10.29	$9.43	$9.59	$9.76	$9.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01	(0.03)	(0.06)	(0.03)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.58	(1.45)	1.17	0.26	0.06	0.09	(B)
Total from investment operations	0.59	(1.48)	1.11	0.23	0.07	0.03

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.47)	(0.45)	(0.25)	(0.39)	(0.24)	(0.03)
Total distributions	(0.47)	(0.45)	(0.25)	(0.39)	(0.24)	(0.03)

Net asset value, end of period	$8.48	$8.36	$10.29	$9.43	$9.59	$9.76

Total return (C)(D)	7.00	%(E)	(15.10)%	11.84%	2.36%	0.94%	0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,077	$3,895	$5,496	$4,712	$5,504	$9,218
Ratio of expenses to average net assets (F)	1.88	%(G)	1.79%	1.85%	1.87%	1.83%	1.83%
Ratio of net investment income (loss), to average net assets (F)(H)	0.17	%(G)	(0.32)%	(0.56)%	(0.31)%	0.14%	(0.63)%
Portfolio turnover rate	19	%(E)	21%	21%	37%	42%	7%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Annualized.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 96

Section 7 | Notes to Financial Statements

MARCH 31, 2023 (UNAUDITED)

Timothy Plan Family of Funds

NOTE 1 |	Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2023, the Trust consisted of nineteen series. These financial statements include the following twelve series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 97

with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-20% of its net assets in the Timothy Fixed Income Fund; approximately 0-40% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-20% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-30% of its net assets in the Timothy Plan International ETF; and approximately 0-20% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-30% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-25% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-25% of its net assets in the Timothy Plan International ETF; and approximately 0-15% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Growth & Income Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Several factors may affect the price of gold, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;
●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of September 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2022, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

During the fiscal year ended September 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, distributions in excess, use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2022 as follows:

FUND	PAID IN CAPITAL	ACCUMULATED EARNINGS (LOSSES)
Small Cap Value Fund	$1,035,912	$(1,035,912)
Large/Mid Cap Value Fund	1,953,880	(1,953,880)
Aggressive Growth Fund	(4,868)	4,868
Large/Mid Cap Growth Fund	1,410,300	(1,410,300)
Growth & Income Fund	126,258	(126,258)
Fixed Income Fund	—	—
High Yield Bond Fund	638,001	(638,001)
International Fund	17,416	(17,416)
Israel Common Values Fund	(383,973)	383,973
Defensive Strategies Fund	684,878	(684,878)
Strategic Growth Fund	198,405	(198,405)
Conservative Growth Fund	267,199	(267,199)

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Note 2 |	Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FAIR VALUATION PROCESS

The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 103

There were no options held at March 31, 2023, and there were no options transactions for the six months ended March 31, 2023.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, preferred stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the advisor or sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible bonds, government mortgage-backed securities, government notes and bonds, non U.S. government bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the advisor or sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 104

available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2023:

Small Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$141,443,969	$—	$—	$141,443,969
Exchange Traded Fund	18,134,976	—	—	18,134,976
Money Market Fund	4,413,776	—	—	4,413,776
Total	$163,992,721	$—	$—	$163,992,721

Large/Mid Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$211,417,933	$—	$—	$211,417,933
Exchange Traded Funds	51,078,951	—	—	51,078,951
Money Market Fund	17,976,600	—	—	17,976,600
Total	$280,473,484	$—	$—	$280,473,484

Aggressive Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$39,268,143	$—	$—	$39,268,143
Money Market Fund	2,217,233	—	—	2,217,233
Total	$41,485,376	$—	$—	$41,485,376

Large/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$106,190,156	$—	$—	$106,190,156
Exchange Traded Funds	21,657,668	—	—	21,657,668
Money Market Fund	5,720,622	—	—	5,720,622
Total	$133,568,446	$—	$—	$133,568,446

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Growth & Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$1,420,262	$—	$1,420,262
Non U.S. Government & Agencies	—	114,505	—	114,505
Agency Fixed Rate	—	2,023,960	—	2,023,960
Exchange Traded Funds	7,804,522	—	—	7,804,522
Money Market Fund	18,529	—	—	18,529
U.S. Treasury Notes	—	5,840,062	—	5,840,062
Total	$7,823,051	$9,398,789	$—	$17,221,840

Fixed Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Fund	$15,428,762	$—	$—	$15,428,762
Corporate Bonds	—	24,733,867	—	24,733,867
Non U.S. Government & Agencies	—	2,134,194	—	2,134,194
Agency Fixed Rate	—	32,437,990	—	32,437,990
U.S. Treasury Notes	—	26,209,098	—	26,209,098
Money Market Fund	1,918,261	—	—	1,918,261
Total	$17,347,023	$85,515,149	$—	$102,862,172

High Yield Bond Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Fund	$22,605,625	$—	$—	$22,605,625
Corporate Bonds	—	114,038,462	—	114,038,462
Money Market Fund	1,855,591	—	—	1,855,591
Total	$24,461,216	$114,038,462	$—	$138,499,678

International Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$144,397,669	$—	$43,600	$144,441,269
Money Market Fund	9,442,806	—	—	9,442,806
Total	$153,840,475	$—	$43,600	$153,884,075

Israel Common Values Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$92,231,952	$—	$—	$92,231,952
Money Market Fund	3,500,140	—	—	3,500,140
Total	$95,732,092	$—	$—	$95,732,092

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 106

Defensive Strategies Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$33,207,316	$—	$—	$33,207,316
Exchange Traded Funds	7,962,044	—	—	7,962,044
Treasury Inflation Protected Securities (TIPS)	—	17,307,119	—	17,307,119
Closed End Fund	4,828,860	—	—	4,828,860
Alternative Investments	12,098,060	—	—	12,098,060
Money Market Fund	3,261,006	—	—	3,261,006
Total	$61,357,286	$17,307,119	$—	$78,664,405

Strategic Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Funds	$21,817,879	$—	$—	$21,817,879
Mutual Funds	12,276,867	—	—	12,276,867
Money Market Fund	885,093	—	—	885,093
Total	$34,979,839	$—	$—	$34,979,839

Conservative Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Funds	$20,275,878	$—	$—	$20,275,878
Mutual Funds	21,069,361	—	—	21,069,361
Money Market Fund	892,137	—	—	892,137
Total	$42,237,376	$—	$—	$42,237,376

Refer to the Schedules of Investments for industry classifications.

For the six months ended March 31, 2023, there were no significant changes into/out of Level 3. The transfers into Level 3 investments for the International Fund recognized at the end of the period, were immaterial, the change in unrealized appreciation/(depreciation) on these investments was $0.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 107

Note 3 |	Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2023:

	PURCHASES		SALES
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Small Cap Value *	$—	$42,261,436	$—	$42,679,694
Large/Mid Cap Value *	—	7,562,213	—	10,028,075
Aggressive Growth	—	8,894,148	—	7,489,115
Large/Mid Cap Growth *	—	26,994,588	—	23,590,288
Growth & Income *	3,799,326	7,269,456	2,338,091	10,549,857
Fixed Income *	5,123,814	18,583,556	31,146,832	3,151,739
High Yield Bond *	—	36,885,519	—	34,705,669
International	—	16,200,151	—	9,267,686
Israel Common Values	—	7,430,767	—	3,555,025
Defensive Strategies *	—	19,019,708	—	19,252,535
Strategic Growth *	—	5,717,049	—	6,272,366
Conservative Growth *	—	7,707,276	—	9,083,941

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 |	Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 23, 2023. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.65% on both the Strategic Growth Fund and the Conservative Growth Fund. TPL has contractually agreed, through January 28, 2024, to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Aggressive Growth Fund to 0.75%; from the Defensive Strategies Fund to 0.55%; from the High Yield Bond Fund to 0.50%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. An officer and trustee of the Funds is also an officer and owner of the advisor.

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 108

For the six months ended March 31, 2023, TPL waived advisory fees for the Funds as follows:

FUND	SIX MONTHS ENDED MARCH 31, 2023
Small Cap Value Fund	$40,485
Large/Mid Cap Value Fund	68,189
Aggressive Growth Fund	19,363
Large/Mid Cap Growth Fund	31,816
Growth & Income Fund	13,809
Fixed Income Fund	106,609
High Yield Bond Fund	73,057
International Fund	34,605
Defensive Strategies Fund	19,608

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund, the Fixed Income Fund, the High Yield Bond Fund, the Defensive Strategies Fund and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock Enhanced ETF, the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core Enhanced ETF, the Timothy Plan US Large/Mid Cap Core ETF, the Timothy Plan US Small Cap Core ETF and the Timothy Plan Market Neutral ETF. For the six months ended March 31, 2023, the Funds’ waived fees as follows pursuant to that arrangement.

FUND	SIX MONTHS ENDED MARCH 31, 2023
Small Cap Value Fund	$72,615
Large/Mid Cap Value Fund	207,283
Large/Mid Cap Growth Fund	88,196
Growth & Income Fund	32,086
Fixed Income Fund	10,081
High Yield Bond Fund	18,462
Defensive Strategies Fund	7,154

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pays the Investment Managers as follows:

Barrow Hanley

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20,000,000 in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund , Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20,000,00 of the average net assets in the fixed income allocation of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 109

Chartwell

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Chilton

For its services rendered to the DS Fund, Adviser will pay to Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity

As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Eagle

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

●	25 basis points (0.25%) on the first $200 million of net assets
●	15 basis points (0.15%) on the next $200 million of net assets;
●	8 basis points (0.08%) on the next $600 million of net assets; and
●	6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 110

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2023, the Funds paid TPL under the terms of the Plans as follows:

FUND	12B-1 FEES
Six Months Ended March 31, 2023
Small Cap Value	$158,427
Large/Mid Cap Value	279,630
Aggressive Growth	50,405
Large/Mid Cap Growth	159,061
Growth & Income	26,179
Fixed Income	138,937
High Yield Bond	98,217
International	74,521
Israel Common Values	116,444
Defensive Strategies	83,216
Strategic Growth	10,329
Conservative Growth	15,266

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2023, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

FUND	SALES CHARGES (CLASS A)	CDSC FEES (CLASS C)
Small Cap Value	$11,774	$372
Large/Mid Cap Value	20,430	408
Aggressive Growth	6,481	95
Large/Mid Cap Growth	15,263	119
Growth & Income	1,439	153
Fixed Income	13,037	1,022
High Yield Bond	8,115	101
International	5,894	155
Israel Common Values	14,046	381
Defensive Strategies	6,769	1,328
Strategic Growth	4,962	344
Conservative Growth	4,290	537

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 111

Note 5 |	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2023, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

FUND - CLASS A	% OF FUND OWNED BY OTHER TIMOTHY PLAN FUNDS
Fixed Income	24.01%
High Yield Bond	7.06%
International	9.34%
Defensive Strategies	13.03%

Note 6 |	Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2023, 30.3% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock Enhanced ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2023, 39.4% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock Enhanced ETF.

Note 7 |	Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 112

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Fixed Income Fund. High Yield Bond Fund, Defensive Strategies Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2023, with affiliates:

SMALL CAP VALUE	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan US Small Cap Core ETF	$16,068,204	$—	$—	$94,450	$—	$2,066,772	$18,134,976

LARGE/MID CAP VALUE	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan High Dividend Stock Enhanced ETF	$12,836,862	$—	$—	$187,645	$—	$654,538	$13,491,400
Timothy Plan High Dividend Stock ETF	12,405,001	—	1,730,510	140,883	231,410	1,037,662	11,943,563
Timothy Plan US Large/Mid Cap Core Enhanced ETF	16,019,465	—	1,239,243	158,950	(109,781)	19,719	14,690,160
Timothy Plan US Large/Mid Cap Core ETF	13,115,250	—	3,603,810	55,154	668,865	773,523	10,953,828
Total	$54,376,578			$542,632	$790,494	$2,485,442	$51,078,951

LARGE/MID CAP GROWTH	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$15,086,746	$—	$537,785	$155,499	$(45,460)	$(45,047)	$14,458,454
Timothy Plan US Large/Mid Cap Core ETF	7,989,750	—	1,724,900	35,645	320,140	614,224	7,199,214
Total	$23,076,496			$191,144	$274,680	$569,177	$21,657,668

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 113

GROWTH & INCOME	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan High Dividend Stock Enhanced ETF	$6,608,855	$6,929,250	$6,951,621	$96,606	$22,371	$336,979	$6,945,834
Timothy Plan High Dividend Stock ETF	3,924,746	—	3,398,821	25,892	701,689	(368,926)	858,688
Total	$10,533,601			$122,498	$724,060	$(31,947)	$7,804,522

FIXED INCOME	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan Market Neutral ETF	$—	$15,521,700	$—	$40,756	$—	$(92,938)	$15,428,762

HIGH YIELD BOND	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan Market Neutral ETF	$—	$22,741,794	$—	$59,715	$—	$(136,169)	$22,605,625

DEFENSIVE STRATEGIES	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
Timothy Plan Market Neutral ETF	$—	$8,011,200	$1,985,224	$21,036	$(17,576)	$(35,976)	$5,972,424

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 114

STRATEGIC GROWTH	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
International	$2,507,844	$115,249	$382,853	$13,605	$52,355	$529,823	$2,822,418
Fixed Income	6,037,508	6,488	2,029,251	35,931	(248,584)	421,525	4,187,686
High Yield Bond	2,013,994	18,877	42,779	52,223	(1,481)	108,727	2,097,338
Defensive Strategies	2,979,619	134,496	162,486	69,313	82,964	134,832	3,169,425
Timothy Plan High Dividend Stock Enhanced ETF	2,627,995	72,717	—	38,715		134,271	2,834,983
Timothy Plan International ETF	6,660,760	—	2,464,204	38,258	(2,266)	1,522,322	5,716,612
Timothy Plan US Large/Mid Cap Core Enhanced ETF	6,117,220	—	923,950	61,649	(69,154)	53,100	5,177,216
Timothy Plan Market Neutral ETF	—	5,324,945	—	13,982		(31,884)	5,293,061
Timothy Plan US Small Cap Core ETF	2,768,247	—	332,027	15,589	74,605	285,182	2,796,007
Total	$31,713,187			$339,265	$(111,561)	$3,157,898	$34,094,746

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 115

CONSERVATIVE GROWTH	SIX MONTHS ENDED MARCH 31, 2023
Fund	Fair Value September 30, 2022	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2023
International	$2,145,482	$115,926	$379,784	$11,727	$62,170	$440,068	$2,383,862
Fixed Income	16,540,774	17,897	4,155,248	108,363	(492,730)	956,117	12,866,810
High Yield Bond	2,716,436	25,640	97,747	70,009	(8,971)	155,311	2,790,669
Defensive Strategies	2,885,540	131,158	201,247	67,594	90,260	122,309	3,028,020
Timothy Plan High Dividend Stock Enhanced ETF	1,730,848	788,172	—	28,538	—	91,201	2,610,221
Timothy Plan International ETF	4,820,864	—	1,991,076	27,110	(1,831)	1,099,072	3,927,029
Timothy Plan US Large/Mid Cap Core Enhanced ETF	6,531,046	—	1,436,995	64,156	(105,606)	99,494	5,087,939
Timothy Plan Market Neutral ETF	—	6,541,645	—	17,177	—	(39,169)	6,502,476
Timothy Plan US Small Cap Core ETF	2,679,096	—	885,409	13,928	198,947	155,579	2,148,213
Total	$40,050,086			$408,602	$(257,761)	$3,079,982	$41,345,239

Note 8 |	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31 2023, were as follows:

FUND	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Small Cap Value	$158,268,268	$16,369,430	$(10,644,977)	$5,724,453
Large/Mid Cap Growth	111,020,821	28,249,449	(5,701,824)	22,547,625
Aggressive Growth	34,487,511	8,939,683	(1,941,818)	6,997,865
Large/Mid Cap Value	225,875,919	62,329,938	(7,732,373)	54,597,565
Growth & Income	22,272,709	240,569	(1,136,499)	(895,930)
Fixed Income	112,063,708	44,275	(9,245,811)	(9,201,536)
High Yield Bond	154,317,270	340,825	(16,158,417)	(15,817,592)
International	132,859,060	25,372,719	(4,347,704)	21,025,015
Israel Common Values	66,738,435	32,678,755	(3,685,098)	28,993,657
Defensive Strategies	75,723,985	7,503,038	(4,562,618)	2,940,420
Strategic Growth	35,611,824	1,185,706	(1,817,691)	(631,985)
Conservative Growth	44,082,561	1,198,640	(3,043,825)	(1,845,185)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 116

Note 9 |	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2022 and the fiscal year ended September 30, 2021 were as follows:

	SMALL CAP VALUE	LARGE/MID CAP VALUE	AGGRESSIVE GROWTH	LARGE/MID CAP GROWTH
Year ended September 30, 2022
Ordinary Income	$10,915,173	$392,066	$140,857	$—
Long-term Capital Gains	4,911,381	11,967,418	4,424,572	8,755,549
	$15,826,554	$12,359,484	$4,565,429	$8,755,549
Year ended September 30, 2021
Ordinary Income	$381,400	$4,829,716	$—	$—
Long-term Capital Gains	—	2,241,234	2,250,728	1,972,013
	$381,400	$7,070,950	$2,250,728	$1,972,013

	GROWTH & INCOME FUND	FIXED INCOME	HIGH YIELD BOND	INTERNATIONAL
Year ended September 30, 2022
Ordinary Income	$198,901	$1,361,028	$6,878,043	$788,671
Long-term Capital Gains	77,726	—	—	—
	$276,627	$1,361,028	$6,878,043	$788,671
Year ended September 30, 2021
Ordinary Income	$137,308	$1,398,718	$4,521,889	$—
Long-term Capital Gains	4,742	—	—	—
	$142,050	$1,398,718	$4,521,889	$—

	ISRAEL COMMON VALUES	DEFENSIVE STRATEGIES	STRATEGIC GROWTH	CONSERVATIVE GROWTH
Year ended September 30, 2022
Ordinary Income	$—	$339,172	$90,957	$68,117
Long-term Capital Gains	—	—	1,827,959	1,999,058
	$—	$339,172	$1,918,916	$2,067,175
Year ended September 30, 2021
Ordinary Income	$—	$—	$57,336	$156,686
Long-term Capital Gains	—	—	1,207,004	1,068,245
	$—	$—	$1,264,340	$1,224,931

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 117

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	AGGRESSIVE GROWTH FUND	LARGE/MID CAP GROWTH FUND
Undistributed Ordinary Income	$731,485	$684,451	$—	$—
Undistributed Long-Term Capital Gains	9,432,059	13,574,106	1,123,705	10,629,628
Capital Loss Carry Forward	—	—	—	—
Post October and Other Losses	—	—	(235,767)	(274,101)
Unrealized Appreciation (Depreciation)	(16,567,411)	18,858,324	(122,996)	7,697,345
	$(6,403,867)	$33,116,881	$764,942	$18,052,872

	GROWTH & INCOME FUND	FIXED INCOME FUND	HIGH YIELD BOND FUND	INTERNATIONAL FUND
Undistributed Ordinary Income	$—	$17,511	$—	$814,346
Undistributed Long-Term Capital Gains	909,617	—	—	—
Capital Loss Carry Forward	—	(682,864)	—	(354,740)
Post October and Other Losses	—	(1,325,219)	—	(2,867,324)
Unrealized Appreciation (Depreciation)	(1,360,246)	(16,218,706)	(26,981,265)	(4,010,734)
	$(450,629)	$(18,209,278)	$(26,981,265)	$(6,418,452)

	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND
Undistributed Ordinary Income	$—	$1,817,944	$191,787	$184,097
Undistributed Long-Term Capital Gains	—	1,683,324	2,166,148	1,981,648
Capital Loss Carry Forward	(900,215)	—	—	—
Post October and Other Losses	(2,755,144)	—	—	—
Unrealized Appreciation (Depreciation)	38,001,040	(4,170,204)	(3,747,076)	(4,840,146)
	$34,345,681	$(668,936)	$(1,389,141)	$(2,674,401)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for C-Corporation return of capital distributions, partnerships, and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(60), $(459), $(50), $(854) for the International, Defensive Strategies, Large-Mid Cap Growth, and Israel Common Values Funds, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 118

Note 10 |	Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

FUND	LATE YEAR LOSSES
Aggressive Growth Fund	$235,767
Large/Mid Cap Growth Fund	274,101
Israel Common Values Fund	60,778

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

FUND	POST OCTOBER LOSSES
Fixed Income Fund	$1,325,219
International Fund	2,867,324
Israel Common Values Fund	2,694,366

At September 30, 2022, the Funds had capital loss carry forwards, which have an unlimited expiration, for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Capital Loss Carry Forward
FUND	SHORT-TERM	LONG-TERM	TOTAL	UTILIZED
Fixed Income Fund	$682,864	$—	$682,864	$414,139
International Fund	350,281	4,459	354,740	—
Israel Common Values Fund	900,215	—	900,215	—
Defensive Strategies Fund	—	—	—	149,153

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 11 |	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Note 12 |	Foreign Tax Credit (UNAUDITED)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended September 30, 2022, were as follows:

FOR FISCAL YEAR ENDED 9/30/2022	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.07
Israel Common Values Fund	0.16	0.07
Strategic Growth Fund	0.01	0.06
Conservative Growth Fund	0.01	0.04

FOR FISCAL YEAR ENDED 9/30/2021	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.03	0.09
Israel Common Values Fund	—	—
Strategic Growth Fund	0.01	0.05
Conservative Growth Fund	0.00	0.03

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Section 8 | Expense Examples

MARCH 31, 2023 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2022 through March 31, 2023.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
SMALL CAP VALUE FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,163.80	$6.91
Hypothetical - Class A **	$1,000.00	$1,018.55	$6.44
Actual - Class C *	$1,000.00	$1,160.30	$10.93
Hypothetical - Class C **	$1,000.00	$1,014.81	$10.20
Actual - Class I *	$1,000.00	$1,165.60	$5.56
Hypothetical - Class I **	$1,000.00	$1,019.80	$5.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.28% for Class A, 2.03% for Class C and 1.03% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 16.38% for Class A, 16.03% for Class C, and 16.56% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
LARGE/MID CAP VALUE FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,144.00	$6.57
Hypothetical - Class A **	$1,000.00	$1,018.80	$6.19
Actual - Class C *	$1,000.00	$1,140.00	$10.56
Hypothetical - Class C **	$1,000.00	$1,015.06	$9.95
Actual - Class I *	$1,000.00	$1,145.90	$5.24
Hypothetical - Class I **	$1,000.00	$1,020.04	$4.94

*

Expenses are equal to the Fund’s annualized expense ratio of 1.23% for Class A, 1.98% for Class C, and 0.98% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 14.40% for Class A, 14.00% for Class C, and 14.59% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
AGGRESSIVE GROWTH FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,182.10	$7.94
Hypothetical - Class A **	$1,000.00	$1,017.65	$7.34
Actual - Class C *	$1,000.00	$1,178.00	$12.00
Hypothetical - Class C **	$1,000.00	$1,013.91	$11.10
Actual - Class I *	$1,000.00	$1,182.60	$6.58
Hypothetical - Class I **	$1,000.00	$1,018.90	$6.09

*

Expenses are equal to the Fund’s annualized expense ratio of 1.46% for Class A, 2.21% for Class C and 1.21% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 18.21% for Class A, 17.80% for Class C and 18.26% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
LARGE/MID CAP GROWTH FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,155.30	$6.99
Hypothetical - Class A **	$1,000.00	$1,018.45	$6.54
Actual - Class C *	$1,000.00	$1,149.90	$10.99
Hypothetical - Class C **	$1,000.00	$1,014.71	$10.30
Actual - Class I *	$1,000.00	$1,155.90	$5.64
Hypothetical - Class I **	$1,000.00	$1,019.70	$5.29

*

Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C and 1.05% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 15.53% for Class A, 14.99% for Class C, and 15.59% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
GROWTH & INCOME FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,059.50	$7.45
Hypothetical - Class A **	$1,000.00	$1,017.70	$7.29
Actual - Class C *	$1,000.00	$1.055.10	$11.27
Hypothetical - Class C **	$1,000.00	$1,013.96	$11.05
Actual - Class I ***	$1,000.00	$1.060.40	$6.16
Hypothetical - Class I **	$1,000.00	$1,018.95	$6.04

*

Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C and 1.20% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.95% for Class A, 5.51% for Class C and 6.04% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
FIXED INCOME FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,035.30	$5.78
Hypothetical - Class A **	$1,000.00	$1,019.25	$5.74
Actual - Class C *	$1,000.00	$1,031.40	$9.57
Hypothetical - Class C **	$1,000.00	$1,015.51	$9.50
Actual - Class I *	$1,000.00	$1,038.10	$4.52
Hypothetical - Class I **	$1,000.00	$1,020.49	$4.48

*

Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class A, 1.89% for Class C, and 0.89% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.53% for Class A, 3.14% for Class C, and 3.81% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
HIGH YIELD BOND FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,080.50	$6.17
Hypothetical - Class A **	$1,000.00	$1,019.00	$5.99
Actual - Class C *	$1,000.00	$1,076.40	$10.04
Hypothetical - Class C **	$1,000.00	$1,015.26	$9.75
Actual - Class I *	$1,000.00	$1,081.80	$4.88
Hypothetical - Class I **	$1,000.00	$1,020.24	$4.73

*

Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class A, 1.94% for Class C, and 0.94% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.05% for Class A, 7.64% for Class C, and 8.18% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
INTERNATIONAL FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,227.10	$8.83
Hypothetical - Class A **	$1,000.00	$1,017.00	$8.00
Actual - Class C *	$1,000.00	$1,223.20	$12.97
Hypothetical - Class C **	$1,000.00	$1,013.26	$11.75
Actual - Class I *	$1,000.00	$1,229.40	$7.45
Hypothetical - Class I **	$1,000.00	$1,018.25	$6.74

*

Expenses are equal to the Fund’s annualized expense ratio of 1.59% for Class A, 2.34% for Class C and 1.34% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 22.71% for Class A, 22.32% for Class C, and 22.94% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
ISRAEL COMMON VALUES FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$912.10	$9.01
Hypothetical - Class A **	$1,000.00	$1,015.51	$9.50
Actual - Class C *	$1,000.00	$909.00	$12.56
Hypothetical - Class C **	$1,000.00	$1,011.77	$13.24
Actual - Class I *	$1,000.00	$913.20	$7.82
Hypothetical - Class I **	$1,000.00	$1,016.75	$8.25

*

Expenses are equal to the Fund’s annualized expense ratio of 1.89% for Class A, 2.64% for Class C and 1.64% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -8.79% for Class A, -9.10% for Class C and -8.68% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
DEFENSIVE STRATEGIES FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,097.20	$6.64
Hypothetical - Class A **	$1,000.00	$1,018.60	$6.39
Actual - Class C *	$1,000.00	$1,093.60	$10.54
Hypothetical - Class C **	$1,000.00	$1,014.86	$10.15
Actual - Class I *	$1,000.00	$1,098.90	$5.34
Hypothetical - Class I **	$1,000.00	$1,019.85	$5.14

*

Expenses are equal to the Fund’s annualized expense ratio of 1.27% for Class A, 2.02% for Class C and 1.02% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.72% for Class A, 9.36% for Class C and 9.89% for Class I for the period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
STRATEGIC GROWTH FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,099.40	$6.28
Hypothetical - Class A **	$1,000.00	$1,018.95	$6.04
Actual - Class C *	$1,000.00	$1,094.60	$10.18
Hypothetical - Class C **	$1,000.00	$1,015.21	$9.80

*

Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class A and 1.95% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.94% for Class A and 9.46% for Class C for the six-month period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
CONSERVATIVE GROWTH FUND	10/1/2022	3/31/2023	10/1/2022 through 3/31/2023
Actual - Class A *	$1,000.00	$1,074.30	$5.84
Hypothetical - Class A **	$1,000.00	$1,019.30	$5.69
Actual - Class C *	$1,000.00	$1,070.00	$9.70
Hypothetical - Class C **	$1,000.00	$1,015.56	$9.45

*

Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Class A and 1.88% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.43% for Class A and 7.00% for Class C for the six-month period of October 1, 2022, to March 31, 2023.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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Section 9 | Supplemental Information

MARCH 31, 2023 (UNAUDITED)

Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (“TPL”)

At an in-person meeting held February 23-24, 2023, the Trustees considered the Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”), for the Funds. Fund counsel reviewed the standards of review required of Trustees, and Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements.

The Trustees reviewed the questionnaire responses provided by TPL and the related documents in support of those responses. With respect to the questionnaire responses, the Trustees noted that the questionnaire appeared to fully include requests for information relating to all areas of required inquiry, and that TPL’s responses were satisfactory. The Trustees then generally reviewed TPL’s responses, including but not limited to the conduct of its business operations and personnel changes, a description of the compensation received by TPL from the Funds, and information relating to the Advisor’s compliance and operational policies and procedures. In addition, the Trustees had requested and received financial statements of TPL for its fiscal year ended December 31, 2022 and noted that updated financial statements were provided at each Trustees Meeting.

Initially, the Trustees reviewed and discussed at length the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted that the Advisor had managed the Funds since their inceptions, had developed, implemented and provided continuous monitoring of the Biblically Responsible Investing (“BRI”) screens utilized by the Funds, oversaw and monitored the ongoing activities of the Funds’ Sub-Advisors, and provided general management services to the Funds. In each of these areas, the Trustees concluded that TPL had performed in a satisfactory manner.

The Trustees reviewed reports provided in advance of the meeting from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to funds that incorporated similar religious criteria into their investment process. The Trustees considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. The Trustees also noted that the Advisor had agreed to waive a portion of its advisory fee for several Funds in order to lower the overall expenses of those Funds. After careful consideration of the materials presented to the Trustees, the Trustees concluded that the fees charged by TPL for each Fund were within the range of fees charged to peer funds. In light of the unique facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Trustees next discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Trustees noted TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds.

The Trustees also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that TPL’s current fee structure did not include breakpoints that would reduce the Advisor’s fee rate as the Fund grew in assets, but the Trustees noted that the Funds currently were not large enough to realize meaningful economies of scale. The Trustees also noted that the Advisor was currently waiving a portion of its fees for certain Funds, which acted as a substitute for formal breakpoints.

The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Trustees noted that comprehensive performance information was provided at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Trustees concluded that each Fund’s performance was satisfactory. The Trustees also considered the performance of the two Funds directly managed by the Advisor, the Conservative Growth Fund and the Strategic Growth Fund. The Trustees noted that the Conservative Growth Fund had outperformed the Dow Jones Moderate Portfolio index and that the Strategic Growth Fund had outperformed the Dow Jones Moderately Aggressive Portfolio index, each for the year ended December 31, 2022. The Trustees acknowledged that the screening process employed by TPL eliminated a number of companies that constituted major contributors to the Funds’ underlying benchmark indices and that this could adversely affect relative performance. After review of the Funds’ performance over time, the Trustees concluded that Fund performance was adequate and that the Advisor was performing its oversight function effectively. Further, the Trustees noted that the investment managers of each Fund avoided “style drift” in their management of each Fund, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Trustees noted the Advisor’s ongoing efforts to maintain consistent investment discipline.

SUPPLEMENTAL INFORMATION (UNAUDITED)

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The Trustees then reviewed the internal operations of TPL and examined whether TPL received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds other than advisory fees and fees received as the Funds’ distributor.

After careful discussion and consideration, the Independent Trustees, themselves constituting a majority of the Trustees, voted to renew the Advisory Agreement until February 28, 2024. In approving the renewal of the Advisory Agreement, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently. Further, the Independent Trustees were advised by counsel during their consideration of the Advisory Agreement renewal and the Sub-Advisor Agreement renewals.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds. The Trustees considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. The Trustees first noted that TPL recommended that the Westwood Agreement should be renewed for an additional year. The Trustees also noted the favorable review given by UBS PRIME Consultants. The Trustees then considered the fees charged by Westwood in light of the services provided by Westwood. The Trustees noted that the fees payable to Westwood were not obligations of the Trust but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Westwood. After careful consideration, the Trustees agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. Next, the Trustees discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Trustees considered that during the calendar year ended December 31, 2022, the Large/Mid Cap Value Fund outperformed the S&P 500® Index and the Small Cap Value Fund outperformed the Russell 2000® Index. Further, the Trustees noted that Westwood avoided “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. Next, the Trustees considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was not relevant with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful consideration, the Trustees, including the independent Trustees separately concurring, determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one-year period, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve, and fixed income sleeve of the Growth and Income Fund.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Fixed Income Fund, High Yield Bond Fund, Defensive Strategies Fund TIPS sleeve, and fixed income sleeve of the Growth and Income Fund. The Trustees considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. The Trustees first noted that TPL recommended that the BHM&S Agreement should be renewed for an additional year. The Trustees also noted the favorable review given by UBS PRIME Consultants. The Trustees then considered the fees charged by BHM&S in light of the services provided by BHM&S. The Trustees noted that the fees payable to BHM&S were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by BHM&S. After careful consideration, the Trustees agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. Next, the Trustees discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds and the sleeves under BHM&S’s investment management. The Trustees noted that the Fixed Income Fund had outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended December 31, 2022, and that the High Yield Bond Fund had underperformed the Bloomberg High Yield Ba/B Index for the year ended December 31, 2022. They also noted that the TIPs sleeve managed by BHM&S had outperformed the Bloomberg U.S. TIPS Index and that the fixed income sleeve had outperformed the Bloomberg U.S. Aggregate Bond Index, each for the year ended December 31, 2022. The Trustees generally approved of BHM&S’s performance. Further, the Trustees noted that

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BHM&S avoided “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. Next, the Trustees considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was not relevant with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful consideration, the Trustees, including the independent Trustees separately concurring, determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one-year period, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Aggressive Growth and Large/Mid Cap Growth Funds. The Trustees considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. The Trustees first noted that TPL recommended that the Westwood Agreement should be renewed for an additional year. The Trustees also noted the favorable review given by UBS PRIME Consultants. The Trustees next considered the fees charged by Chartwell in light of the services provided by Chartwell. The Trustees noted that the fees payable to Chartwell were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Chartwell. After careful consideration, the Trustees agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. Next, the Trustees discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board considered that during the calendar year ended December 31, 2022, the Aggressive Growth Fund outperformed the Russell Midcap Growth Index and the Large/Mid Cap Growth Fund outperformed the Russell 1000 Growth Index. The Trustees generally approved of Chartwell’s performance. Further, the Trustees noted that Chartwell avoided “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. Next, the Trustees considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was not relevant with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful consideration, the Trustees, including the independent Trustees separately concurring, determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one-year period, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

Chilton Capital Partners, LLC; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Chilton Capital Partners, LLC (“Chilton”), on behalf of the Defensive Strategies Fund REITs sleeve. The Trustees considered the following factors in arriving at its conclusions to renew the Chilton Sub-Advisory Agreement for an additional year. The Trustees first noted that TPL recommended that the Chilton Agreement should be renewed for an additional year. The Trustees also noted the favorable review given by UBS PRIME Consultants. The Trustees next considered the fees charged by Chilton in light of the services provided by Chilton. The Trustees noted that the fees payable to Chilton were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Chilton. After careful consideration, the Trustees, the Trustees agreed that the fees charged by Chilton and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chilton. Next, the Trustees discussed the nature, extent and quality of Chilton’s services to the Funds, including the investment performance of the REIT sleeve under Chilton’s investment management. The Trustees noted that the REIT sleeve had performed in line with the MSCI US REIT index, gross of fees, for the year ended December 31, 2022. The Trustees generally approved of Chilton’s performance. Further, the Trustees noted that Chilton avoided “style drift” in its management of the Funds’ assets, and that Chilton was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. Next, the Trustees considered whether Chilton’s current fee structure would allow the Fund to realize economies of scale as it grows. The Trustees decided that this particular factor was not relevant with respect to the Chilton Sub-Advisory Agreement because Chilton was paid out of the fees paid to TPL. After careful consideration, the Trustees, including the independent Trustees separately concurring,

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determined that the renewal of the Chilton Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Chilton Sub-Advisory Agreement for an additional one-year period, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve. The Trustees considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Core Agreement should be renewed for an additional year. The Trustees also noted the favorable review given by UBS PRIME Consultants. The Trustees next considered the fees charged by Core in light of the services provided by Core. The Trustees noted that the fees payable to Core were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Fund in light of the services provided by Core. After careful consideration, the Trustees agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. Next, the Trustees discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund’s commodities sleeve under Core’s investment management. The Trustees noted that the sleeve had underperformed the Bloomberg Commodity Total Return Index for the year ended December 31, 2022 but had outperformed for the three- and five-year periods. The Trustees generally approved of Core’s performance. Further, the Trustees noted that Core avoided “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. Next, the Trustees considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Trustees decided that this particular factor was not relevant with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful consideration, the Trustees, including the independent Trustees separately concurring, determined that the renewal of the Core Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund. The Trustees considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. The Trustees first noted that TPL recommended that the Eagle Agreement should be renewed for an additional year. The Trustees also noted the favorable review given by UBS PRIME Consultants. The Trustees noted that the fees payable to Eagle were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Eagle. The Trustees next considered the fees charged by Eagle in light of the services provided by Eagle. After careful consideration, the Trustees agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. Next, the Trustees discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Trustees noted that the International Fund had underperformed the MSCI ACWI ex USA index for the year ended December 31, 2022 but had outperformed for the three- and five-year periods. They also noted that the Israel Common Values Fund had underperformed the Israel TA-125 index for the year ended December 31, 2022, but had outperformed the index for the three- and five-year periods. The Trustees generally approved of Eagle’s performance. Further, the Trustees noted that Eagle avoided “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. Next, the Trustees considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was not relevant with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one-year period, the Trustees did not place specific emphasis on any one factor discussed above, and individual Trustees may have weighted each factor differently.

SUPPLEMENTAL INFORMATION (UNAUDITED)

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Section 10 | Liquidity Risk Management Program

MARCH 31, 2023 (UNAUDITED)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2023.

During the Review Period, none of the Funds experienced excess stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

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Section 11 | Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

PRIVACY NOTICE

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WHO WE ARE
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
WHAT WE DO
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

PRIVACY NOTICE

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Section 12 | Disclosures

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

DISCLOSURES

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INVESTMENT ADVISOR

Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT

Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

David C. Mahaffey, Esq.
20770 Hwy 281 N., Suite 108-619
San Antonio, TX 78258

For additional information or a prospectus, please call:
1-800-846-7526

Visit the Timothy Plan website on the internet at:
timothyplan.com

This report is submitted for the general information for shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

TP-SAR23

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/7/23